SCHEDULE OF INVESTMENTS
Thornburg Strategic Income Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 0.0%
	Energy — 0.0%
	Oil, Gas & Consumable Fuels — 0.0%
[a,b]	Malamute Energy, Inc.	847	$ 847
			847
	Total Common Stock (Cost $0)		847
	Preferred Stock — 0.7%
	Banks — 0.2%
	Banks — 0.2%
[c,d]	AgriBank FCB 6.875% (LIBOR 3 Month + 4.23%)	40,000	4,240,000
[c,d]	CoBank ACB Series F, 6.25% (LIBOR 3 Month + 4.56%)	50,000	5,143,750
			9,383,750
	Diversified Financials — 0.3%
	Capital Markets — 0.2%
[a,d]	Gabelli Dividend & Income Trust Series J, 1.70%, 3/26/2028	412	10,286,816
	Diversified Financial Services — 0.1%
[c]	Compass Diversified Holdings Series C, 7.875%	108,150	2,911,398
			13,198,214
	Energy — 0.2%
	Oil, Gas & Consumable Fuels — 0.2%
[c]	Crestwood Equity Partners LP 9.25%	653,920	6,434,573
			6,434,573
	Total Preferred Stock (Cost $26,955,880)		29,016,537
	Asset Backed Securities — 22.8%
	Auto Receivables — 5.7%
[e]	ACC Auto Trust, Series 2021-A Class A, 1.08% due 4/15/2027	$ 5,844,846	5,837,013
	ACC Trust,
[e]	Series 2019-1 Class C, 6.41% due 2/20/2024	3,500,000	3,547,994
[e]	Series 2019-2 Class B, 3.63% due 8/21/2023	3,269,028	3,285,969
[e]	Series 2019-2 Class C, 5.24% due 10/21/2024	1,900,000	1,926,521
[e]	Series 2020-A Class A, 6.00% due 3/20/2023	1,890,014	1,907,977
[e]	Series 2021-1 Class A, 0.74% due 11/20/2023	3,556,769	3,556,266
[e]	American Credit Acceptance Receivables Trust, Series 2019-2 Class F, 5.81% due 6/12/2026	2,550,000	2,638,753
	Arivo Acceptance Auto Loan Receivables Trust,
[e]	Series 2019-1 Class A, 2.99% due 7/15/2024	457,699	460,658
[e]	Series 2019-1 Class B, 3.37% due 6/15/2025	2,000,000	2,032,713
[e]	Series 2021-1A Class A, 1.19% due 1/15/2027	725,866	725,423
[e]	Series 2021-1A Class C, 3.77% due 3/15/2027	900,000	900,628
[e]	Series 2021-1A Class D, 5.83% due 1/18/2028	850,000	843,511
	CarNow Auto Receivables Trust,
[e]	Series 2020-1A Class A, 1.76% due 2/15/2023	222,440	222,486
[e]	Series 2021-1A Class A, 0.97% due 10/15/2024	5,567,735	5,569,130
[e]	Series 2021-2A Class A, 0.73% due 9/15/2023	3,504,783	3,508,389
	Carvana Auto Receivables Trust,
[e]	Series 2019-4A Class R, 0.01% due 10/15/2026	8,000	3,146,695
[e]	Series 2020-N1A Class E, 5.20% due 7/15/2027	5,000,000	5,198,144
[e]	Series 2020-P1 Class R, 0.01% due 9/8/2027	20,000	5,576,727
[e]	Series 2021-N1 Class R, due 1/10/2028	16,371	7,868,716
[e]	Series 2021-N2 Class R, 0.01% due 3/10/2028	7,000	4,170,828
	Series 2021-N3 Class A1, 0.35% due 6/12/2028	1,147,949	1,143,259
[e]	Series 2021-N3 Class R, due 6/12/2028	6,000	2,340,698
[e]	Series 2021-N4 Class R, due 9/12/2028	11,650	3,496,426
[e]	Series 2021-P1 Class R, due 12/10/2027	23,500	6,242,983
[e]	Series 2021-P2 Class R, 0.01% due 5/10/2028	7,500	3,964,600
[e]	Series 2021-P3 Class R, due 9/11/2028	9,000	5,181,823
[a,e]	Series 2021-P4 Class R, due 9/11/2028	8,250	4,792,838
[e]	CIG Auto Receivables Trust, Series 2019-1A Class D, 4.85% due 5/15/2026	2,000,000	2,030,543

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	CPS Auto Receivables Trust,
[e]	Series 2018-B Class E, 5.61% due 12/16/2024	$ 3,500,000	$ 3,640,481
[e]	Series 2019-B Class E, 5.00% due 3/17/2025	3,320,000	3,443,237
[e]	Series 2020-A Class F, 6.93% due 3/15/2027	3,500,000	3,604,039
[e]	Series 2020-B Class D, 4.75% due 4/15/2026	1,400,000	1,452,558
[e]	Series 2020-C Class F, 6.67% due 11/15/2027	1,000,000	1,041,471
[a,e]	CPS Auto Securitization Trust, Series 2021-1A Class A, 7.86% due 6/16/2026	10,000,000	9,920,000
[e]	CPS Auto Trust, Series 2018-C Class E, 6.07% due 9/15/2025	2,000,000	2,073,163
[a,e]	Credit Suisse ABS Trust, Series 2020-AT1 Class CERT, 0.01% due 6/15/2026	10,000	565,413
[e]	Credito Real USA Auto Receivables Trust, Series 2021-1A Class A, 1.35% due 2/16/2027	7,588,010	7,589,643
	FHF Trust,
[e]	Series 2020-1A Class A, 2.59% due 12/15/2023	1,405,047	1,411,341
[e]	Series 2021-2A Class A, 0.83% due 12/15/2026	4,809,040	4,748,375
[e]	First Investors Auto Owner Trust, Series 2019-1A Class E, 4.53% due 6/16/2025	3,640,000	3,739,093
	Flagship Credit Auto Trust,
[e]	Series 2018-4 Class R, 0.01% due 3/16/2026	13,000	1,462,177
[e]	Series 2019-1 Class R, 0.01% due 6/15/2026	24,000	2,994,559
[e]	Series 2019-2 Class R, 0.01% due 12/15/2026	13,000	2,341,887
[e]	Series 2019-3 Class R, 0.01% due 12/15/2026	15,000	2,787,892
[e]	Series 2019-4 Class R, 0.01% due 3/15/2027	8,000	1,905,024
	Foursight Capital Automobile Receivables Trust,
[e]	Series 2018-1 Class E, 5.56% due 1/16/2024	1,000,000	1,001,437
[e]	Series 2018-2 Class E, 5.50% due 10/15/2024	1,370,000	1,403,928
[e]	Series 2018-2 Class F, 6.48% due 6/15/2026	335,000	341,595
[e]	Series 2019-1 Class F, 5.57% due 11/16/2026	500,000	516,897
[e]	Series 2020-1 Class E, 3.49% due 4/15/2026	1,100,000	1,126,212
[e]	Series 2021-1 Class F, 4.06% due 8/15/2028	2,830,000	2,788,104
	GLS Auto Receivables Issuer Trust,
[e]	Series 2019-4A Class D, 4.09% due 8/17/2026	5,000,000	5,129,792
[e]	Series 2020-1A Class A, 2.17% due 2/15/2024	150,870	151,103
[e]	Series 2020-2A Class C, 4.57% due 4/15/2026	2,025,000	2,138,922
[e]	Series 2020-3A Class B, 1.38% due 8/15/2024	3,000,000	3,006,464
	JPMorgan Chase Bank NA - CACLN,
[e]	Series 2020-2 Class R, 31.355% due 2/25/2028	7,679,530	8,734,928
[e]	Series 2021-1 Class R, 28.348% due 9/25/2028	3,429,195	3,890,151
[e]	Series 2021-2 Class G, 8.482% due 12/26/2028	3,950,000	3,893,005
[e]	Lendbuzz Securitization Trust, Series 2021-1A Class A, 1.46% due 6/15/2026	8,270,907	8,249,747
[e]	Octane Receivables Trust, Series 2020-1A Class A, 1.71% due 2/20/2025	1,277,330	1,281,219
[e]	Prestige Auto Receivables Trust, Series 2018-1A Class E, 5.03% due 1/15/2026	2,625,000	2,687,362
	Santander Consumer Auto Receivables Trust,
[e]	Series 2020-AA Class R, 0.01% due 1/16/2029	25,000	4,702,945
[e]	Series 2021-AA Class F, 5.79% due 8/15/2028	3,000,000	3,144,859
[e]	Series 2021-AA Class R, 0.01% due 8/15/2028	28,500	4,200,794
	Skopos Auto Receivables Trust,
[e]	Series 2019-1A Class C, 3.63% due 9/16/2024	1,893,322	1,910,808
[e]	Series 2019-1A Class D, 5.24% due 4/15/2025	2,650,000	2,717,751
[e]	U.S. Auto Funding LLC, Series 2019-1A Class C, 5.34% due 3/15/2023	2,511,000	2,526,256
	United Auto Credit Securitization Trust,
[e]	Series 2020-1 Class F, 9.08% due 1/12/2026	3,205,000	3,315,505
[e]	Series 2021-1 Class F, 4.30% due 9/10/2027	6,125,000	6,067,813
[e]	US Auto Funding, Series 2021-1A Class A, 0.79% due 7/15/2024	5,398,476	5,371,656
[e]	USASF Receivables LLC, Series 2020-1A Class A, 2.47% due 8/15/2023	1,290,138	1,291,600
[e]	Veros Auto Receivables Trust, Series 2021-1 Class A, 0.92% due 10/15/2026	3,067,164	3,058,495
[e]	Veros Automobile Receivables Trust, Series 2020-1 Class D, 5.64% due 2/16/2027	7,000,000	7,087,450
[e]	Westlake Automobile Receivables Trust, Series 2019-3A Class F, 4.72% due 4/15/2026	2,000,000	2,040,851
			240,615,713
	Credit Card — 1.8%
[e]	Avant Credit Card Master Trust, Series 2021-1A Class A, 1.37% due 4/15/2027	3,000,000	2,959,321
[e]	Brex Commercial Charge Card Master Trust, Series 2021-1 Class A, 2.09% due 7/15/2024	3,150,000	3,160,811
	Continental Credit Card LLC,
[e]	Series 2019-1A Class A, 3.83% due 8/15/2026	6,233,623	6,333,299
[e]	Series 2019-1A Class C, 6.16% due 8/15/2026	6,440,000	6,619,525

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Continental Finance Credit Card ABS Master Trust,
[e]	Series 2020-1A Class A, 2.24% due 12/15/2028	$ 3,000,000	$ 2,985,366
[e]	Series 2020-1A Class B, 3.66% due 12/15/2028	3,700,000	3,684,955
	Fair Square Issuance Trust,
[e]	Series 2020-AA Class A, 2.90% due 9/20/2024	6,000,000	6,007,966
[e]	Series 2020-AA Class C, 5.40% due 9/20/2024	9,500,000	9,528,273
	Genesis Private Label Amortizing Trust,
[e]	Series 2020-1 Class B, 2.83% due 7/20/2030	1,009,344	1,009,344
[e]	Series 2020-1 Class C, 4.19% due 7/20/2030	2,175,000	2,179,339
[e]	Series 2020-1 Class D, 6.63% due 7/20/2030	1,550,000	1,577,342
	Genesis Sales Finance Master Trust,
[e]	Series 2020-AA Class C, 2.99% due 9/22/2025	1,780,000	1,783,632
[e]	Series 2020-AA Class D, 4.71% due 9/22/2025	2,300,000	2,309,830
[e]	Mercury Financial Credit Card Master Trust, Series 2021-1A Class D, 6.26% due 3/20/2026	5,000,000	4,995,887
[e]	Mission Lane Credit Card Master Trust, Series 2021-A Class A, 1.59% due 9/15/2026	7,500,000	7,446,919
	Perimeter Master Note Business Trust,
[e]	Series 2019-2A Class A, 4.23% due 5/15/2024	2,966,000	3,024,613
[e]	Series 2019-2A Class B, 5.21% due 5/15/2024	6,500,000	6,660,677
[e]	Series 2019-2A Class C, 7.06% due 5/15/2024	1,463,000	1,504,717
			73,771,816
	Other Asset Backed — 12.4%
[d,e]	321 Henderson Receivables I LLC, Series 2006-3A Class A1, 0.31% (LIBOR 1 Month + 0.20%) due 9/15/2041	994,041	978,716
[e]	Amur Equipment Finance Receivables VII LLC, Series 2019-1A Class A2, 2.63% due 6/20/2024	689,024	694,415
	Amur Equipment Finance Receivables VIII LLC,
[e]	Series 2020-1A Class E, 7.00% due 1/20/2027	2,237,613	2,284,139
[e]	Series 2020-1A Class F, 7.00% due 12/20/2027	6,301,302	6,442,038
	Aqua Finance Trust,
[e]	Series 2019-A Class D, 6.07% due 7/16/2040	18,900,000	19,536,718
[e]	Series 2020-AA Class A, 1.90% due 7/17/2046	2,299,596	2,301,264
[e]	Series 2020-AA Class D, 7.15% due 7/17/2046	2,550,000	2,646,776
[e]	Series 2021-A Class A, 1.54% due 7/17/2046	5,599,172	5,549,184
[e]	Arm Master Trust LLC, Series 2021-T1 Class A, 2.43% due 11/15/2027	2,000,000	1,996,721
	Avant Loans Funding Trust,
[e]	Series 2019-B Class B, 3.15% due 10/15/2026	59,242	59,271
[e]	Series 2020-REV1 Class A, 2.17% due 5/15/2029	4,425,000	4,426,596
[e]	AXIS Equipment Finance Receivables LLC, Series 2021-1A Class F, 6.09% due 2/20/2029	8,152,000	8,054,746
	BHG Securitization Trust,
[e]	Series 2021-A Class A, 1.42% due 11/17/2033	9,989,731	9,919,452
[e]	Series 2021-A Class C, 3.69% due 11/17/2033	2,200,000	2,235,269
[e]	Series 2021-B Class A, 0.90% due 10/17/2034	5,444,286	5,412,175
[d,e,f]	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A Class A, 4.213% due 12/16/2041	4,828,753	4,741,177
	CFG Investments Ltd.,
[e]	Series 2021-1 Class A, 4.70% due 5/20/2032	7,275,000	7,385,069
[e]	Series 2021-1 Class C, 7.48% due 5/20/2032	1,560,000	1,574,443
[e]	Series 2021-1 Class D, 9.07% due 5/20/2032	515,000	520,876
	Conn’s Receivables Funding LLC,
[e]	Series 2020-A Class A, 1.71% due 6/16/2025	371,115	371,292
[e]	Series 2021-A Class A, 1.05% due 5/15/2026	6,703,987	6,698,618
	Consumer Loan Underlying Bond Credit Trust,
[e]	Series 2018-P3 Class C, 5.54% due 1/15/2026	3,480,712	3,494,452
[e]	Series 2019-HP1 Class C, 4.70% due 12/15/2026	5,000,000	5,084,558
[d,e]	Series 2019-HP1 Class CERT, due 12/15/2026	100,000	1,014,832
[e]	Series 2019-P1 Class C, 4.66% due 7/15/2026	4,500,000	4,557,064
[e]	Series 2019-P2 Class C, 4.41% due 10/15/2026	1,500,000	1,518,968
[e]	Series 2020-P1 Class B, 2.92% due 3/15/2028	1,163,142	1,167,154
[e]	Credit Suisse ABS Trust, Series 2018-LD1 Class D, 6.30% due 7/25/2024	1,121,217	1,122,272
	Dext ABS LLC,
[e]	Series 2020-1 Class A, 1.46% due 2/16/2027	2,524,612	2,528,582
[e]	Series 2021-1 Class A, 1.12% due 2/15/2028	6,200,000	6,190,544
[e]	Diamond Infrastructure Funding LLC, Series 2021-1A Class A, 1.76% due 4/15/2049	15,300,000	14,887,038
[e]	Diamond Issuer, Series 2021-1A Class A, 2.305% due 11/20/2051	10,983,000	10,905,330
	Diamond Resorts Owner Trust,
[e]	Series 2018-1 Class A, 3.70% due 1/21/2031	920,770	937,055
[e]	Series 2019-1A Class A, 2.89% due 2/20/2032	2,302,255	2,334,518

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[e,f]	ECAF I Ltd., Series 2015-1A Class B1, 5.802% due 6/15/2040	$ 4,885,922	$ 2,623,269
[e]	ExteNet LLC, Series 2019-1A Class A2, 3.204% due 7/26/2049	5,000,000	5,071,651
[e]	Fat Brands Fazoli’s Native I LLC, Series 2021-1 Class A2, 6.00% due 7/25/2051	8,000,000	7,811,783
	Foundation Finance Trust,
[e]	Series 2017-1A Class A, 3.30% due 7/15/2033	329,856	332,382
[e]	Series 2019-1A Class A, 3.86% due 11/15/2034	2,982,843	3,058,015
[e]	Series 2019-1A Class C, 5.66% due 11/15/2034	575,000	621,421
[e]	Series 2020-1A Class A, 3.54% due 7/16/2040	2,175,829	2,226,861
[e]	Series 2020-1A Class C, 5.75% due 7/16/2040	4,025,000	4,409,832
[e]	Series 2021-1A Class A, 1.27% due 5/15/2041	3,053,891	2,995,423
[e]	Series 2021-1A Class D, 4.96% due 5/15/2041	2,345,000	2,335,642
[e]	Series 2021-2A Class A, 2.19% due 1/15/2042	3,000,000	2,994,576
[e]	Series 2021-2A Class D, 5.73% due 1/15/2042	3,750,000	3,788,555
	Freed ABS Trust,
[e]	Series 2019-2 Class C, 4.86% due 11/18/2026	5,000,000	5,053,933
[e]	Series 2021-1CP Class A, 0.66% due 3/20/2028	835,325	834,844
	Goldman Home Improvement Trust,
[e]	Series 2021-GRN2 Class A, 1.15% due 6/25/2051	7,202,515	7,082,628
[a,e]	Series 2021-GRN2 Class R, due 6/20/2051	41,500	5,020,670
[e]	Goodgreen Trust, Series 2021-1A Class A, 2.66% due 10/15/2056	13,271,718	13,120,804
	GoodLeap Sustainable Home Solutions Trust,
[e]	Series 2021-3CS Class C, 3.50% due 5/20/2048	4,500,000	4,301,458
[e]	Series 2021-4GS Class A, 1.93% due 7/20/2048	4,734,767	4,596,237
[d,e,f]	Greystone Commercial Real Estate Notes Ltd., Series 2021-FL3 Class A, 1.13% (LIBOR 1 Month + 1.02%) due 7/15/2039	14,000,000	13,985,604
[e]	HERO Funding Trust, Series 2017-2A Class A1, 3.28% due 9/20/2048	1,343,039	1,376,063
[e]	Hilton Grand Vacations Trust, Series 2019-AA Class A, 2.34% due 7/25/2033	1,935,176	1,963,627
[e]	InStar Leasing III LLC, Series 2021-1A Class C, 5.29% due 2/15/2054	7,539,523	7,504,300
	LendingClub Receivables Trust,
[e]	Series 2019-7 Class R1, 0.01% due 1/15/2027	2,267,377	1,135,956
[e]	Series 2019-7 Class R2, 0.01% due 1/15/2027	379,730	190,245
[e]	Series 2020-6A Class A, 2.75% due 11/15/2047	3,016,807	3,028,558
	LendingPoint Asset Securitization Trust,
[e]	Series 2019-2 Class C, 4.66% due 11/10/2025	1,100,460	1,103,381
[e]	Series 2020-REV1 Class A, 2.731% due 10/15/2028	6,500,000	6,573,573
[e]	Series 2020-REV1 Class C, 7.699% due 10/15/2028	4,000,000	4,140,964
[e]	Series 2021-1 Class A, 1.75% due 4/15/2027	2,998,895	3,007,550
[e]	Series 2021-A Class D, 5.73% due 12/15/2028	9,000,000	8,879,148
[e]	Series 2021-B Class D, 6.12% due 2/15/2029	5,000,000	4,935,176
	LL ABS Trust,
[e]	Series 2020-1A Class C, 6.54% due 1/17/2028	2,200,000	2,306,056
[e]	Series 2021-1A Class A, 1.07% due 5/15/2029	5,057,197	5,022,143
	Loanpal Solar Loan Ltd.,
[a,e,g]	Series 2021-1GS Class R, 0.01% due 1/20/2048	13,252,480	11,748,324
[e]	Series 2021-2GS Class C, 3.50% due 3/20/2048	3,378,000	3,223,957
[e]	LP LMS Asset Securitization Trust, Series 2021-2A Class D, 6.61% due 1/15/2029	2,947,000	2,901,479
	Marlette Funding Trust,
[e]	Series 2019-1A Class C, 4.42% due 4/16/2029	3,000,000	3,002,990
[e]	Series 2020-1A Class B, 2.38% due 3/15/2030	919,655	922,185
[e]	Series 2021-1A Class R, 0.01% due 6/16/2031	9,520	3,015,474
[e]	Series 2021-2A Class R, 0.01% due 9/15/2031	16,347	5,499,207
[e]	Series 2021-3A Class R, due 12/15/2031	15,892	9,037,393
	Mosaic Solar Loan Trust,
[e]	Series 2020-1A Class C, 4.47% due 4/20/2046	726,874	738,331
[e]	Series 2020-2A Class D, 5.42% due 8/20/2046	1,353,770	1,392,277
[a,e]	Series 2020-2A Class R, 0.01% due 8/20/2046	1,214,719	584,887
[a,e]	Series 2021-1A Class R, 0.01% due 12/20/2046	8,600,000	4,296,560
[a,e]	Series 2021-2A Class R, 0.01% due 4/22/2047	9,930,000	2,042,601
[a,e]	Series 2021-3A Class R, due 6/20/2052	12,320,000	3,758,832
	New Residential Advance Receivables Trust Advance Receivables Backed,
[e]	Series 2020-T1 Class AT1, 1.426% due 8/15/2053	8,500,000	8,490,658
[e]	Series 2020-T1 Class BT1, 1.823% due 8/15/2053	3,000,000	2,989,175
[e]	Series 2020-T1 Class CT1, 2.269% due 8/15/2053	3,400,000	3,388,281
[e]	Series 2020-T1 Class DT1, 3.011% due 8/15/2053	6,575,000	6,550,369
[e]	New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series 2020-APT1 Class AT1, 1.035% due 12/16/2052	2,600,000	2,600,142
[e]	NMEF Funding LLC, Series 2019-A Class A, 2.73% due 8/17/2026	202,840	202,984

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	NRZ Advance Receivables Trust,
[e]	Series 2020-T2 Class CT2, 2.17% due 9/15/2053	$ 3,000,000	$ 2,992,863
[e]	Series 2020-T2 Class DT2, 2.863% due 9/15/2053	5,550,000	5,535,892
[e]	Series 2020-T3 Class DT3, 2.458% due 10/15/2052	2,640,000	2,642,109
	Ocwen Master Advance Receivables Trust,
[e]	Series 2020-T1 Class AT1, 1.278% due 8/15/2052	8,000,000	7,998,556
[e]	Series 2020-T1 Class BT1, 1.774% due 8/15/2052	2,850,000	2,851,407
[e]	Series 2020-T1 Class CT1, 2.32% due 8/15/2052	1,480,000	1,480,780
[e]	Series 2020-T1 Class DT1, 3.061% due 8/15/2052	8,355,000	8,361,532
[e]	Oportun Funding LLC, Series 2020-1 Class B, 3.45% due 5/15/2024	9,900,000	9,987,231
	Pagaya AI Debt Selection Trust,
[e]	Series 2020-3 Class A, 2.10% due 5/17/2027	1,548,586	1,554,227
[e]	Series 2021-1 Class A, 1.18% due 11/15/2027	8,501,635	8,484,592
[e]	Series 2021-3 Class A, 1.15% due 5/15/2029	9,575,754	9,543,391
[e]	Series 2021-HG1 Class A, 1.22% due 1/16/2029	5,507,181	5,471,668
[e]	Pawnee Equipment Receivables LLC, Series 2020-1 Class A, 1.37% due 11/17/2025	1,570,719	1,576,203
[e]	PFS Financing Corp., Series 2020-B Class A, 1.21% due 6/15/2024	2,500,000	2,508,097
	Prosper Pass-Thru Trust,
[e]	Series 2019-ST1 Class CERT, 0.01% due 7/15/2025	13,363,728	587,180
[e]	Series 2019-ST2 Class R1, 0.01% due 11/15/2025	6,385,267	1,629,437
[e]	Series 2019-ST2 Class R2, 0.01% due 11/15/2025	3,193,133	814,846
[e]	Regional Management Issuance Trust, Series 2019-1 Class A, 3.05% due 11/15/2028	181,858	183,943
[e]	SCF Equipment Leasing LLC, Series 2019-2A Class C, 3.11% due 6/21/2027	7,300,000	7,482,876
[e]	Service Experts Issuer LLC, Series 2021-1A Class A, 2.67% due 2/2/2032	9,607,839	9,528,444
[e]	Small Business Lending Trust, Series 2020-A Class A, 2.62% due 12/15/2026	486,254	486,704
[e]	SolarCity LMC Series I LLC, Series 2013-1 Class A, 4.80% due 11/20/2038	1,482,083	1,478,488
[e]	SpringCastle America Funding LLC, Series 2020-AA Class A, 1.97% due 9/25/2037	6,394,069	6,435,782
[e]	SPS Servicer Advance Receivables Trust, Series 2020-T2 Class A, 1.83% due 11/15/2055	3,300,000	3,274,374
[e]	Theorem Funding Trust, Series 2021-1A Class A, 1.21% due 12/15/2027	7,335,411	7,320,717
[d,e]	Towd Point Mortgage Trust, Series 2018-2 Class A1, 3.25% due 3/25/2058	2,853,655	2,913,673
	Upstart Pass-Through Trust,
[e]	Series 2020-ST2 Class A, 3.50% due 3/20/2028	1,983,410	2,009,124
[e]	Series 2020-ST3 Class A, 3.35% due 4/20/2028	2,606,611	2,637,430
[e]	Series 2021-ST4 Class A, 2.00% due 7/20/2027	1,650,081	1,635,625
[e]	Series 2021-ST6 Class A, 1.85% due 8/20/2027	4,436,473	4,407,706
[e]	Series 2021-ST8 Class CERT, due 10/20/2029	1,270,000	1,511,224
	Upstart Securitization Trust,
[e]	Series 2017-2 Class C, 5.59% due 3/20/2025	137,187	137,361
[e,g]	Series 2018-2 Class CERT, 0.01% due 12/22/2025	84,500	3,662,695
[e]	Series 2021-1 Class CERT, 0.01% due 3/20/2031	11,275	3,966,115
[e]	Series 2021-2 Class A, 0.91% due 6/20/2031	2,748,207	2,732,757
	Series 2021-2 Class CERT, 0.01% due 6/20/2031	3,645	2,785,190
[e]	Series 2021-3 Class CERT, due 7/20/2031	7,165	5,821,545
[e]	Series 2021-4 Class CERT, 0.01% due 9/20/2031	4,706	5,296,391
			519,117,931
	Student Loan — 2.9%
	College Ave Student Loans LLC,
[d,e]	Series 2021-A Class A1, 1.203% (LIBOR 1 Month + 1.10%) due 7/25/2051	4,158,741	4,175,786
[e]	Series 2021-A Class A2, 1.60% due 7/25/2051	396,071	391,179
[d,e]	Series 2021-C Class A1, 0.993% (LIBOR 1 Month + 0.90%) due 7/26/2055	7,000,000	7,016,099
	Commonbond Student Loan Trust,
[e]	Series 18-CGS Class A1, 3.87% due 2/25/2046	725,578	743,517
[e]	Series 2020-1 Class A, 1.69% due 10/25/2051	2,770,740	2,764,749
[e]	Series 2021-BGS Class A, 1.17% due 9/25/2051	3,753,199	3,676,041
	National Collegiate Student Loan Trust,
[d]	Series 2004-2 Class B, 0.643% (LIBOR 1 Month + 0.54%) due 12/26/2033	20,652,424	20,020,251
[d]	Series 2006-1 Class A5, 0.453% (LIBOR 1 Month + 0.35%) due 3/25/2033	19,669,684	19,063,643
[d]	Series 2006-4 Class A4, 0.412% (LIBOR 1 Month + 0.31%) due 5/25/2032	7,366,230	7,148,108
[d]	Series 2007-2 Class A4, 0.393% (LIBOR 1 Month + 0.29%) due 1/25/2033	3,408,978	3,245,659
[d,e]	Navient Private Education Refi Loan Trust, Series 2019-D Class A2B, 1.16% (LIBOR 1 Month + 1.05%) due 12/15/2059	4,930,922	4,957,058
[d,e]	Nelnet Private Education Loan Trust, Series 2016-A Class A1A, 1.853% (LIBOR 1 Month + 1.75%) due 12/26/2040	325,618	326,697

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Nelnet Student Loan Trust,
[d,e]	Series 2015-2A Class A2, 0.703% (LIBOR 1 Month + 0.60%) due 9/25/2047	$ 2,706,286	$ 2,673,606
[d,e]	Series 2021-CA Class AFL, 0.844% (LIBOR 1 Month + 0.74%) due 4/20/2062	5,061,726	5,051,233
[d,e]	Series 2021-DA Class AFL, 0.794% (LIBOR 1 Month + 0.69%) due 4/20/2062	5,829,702	5,800,952
[d,e,f]	Prodigy Finance DAC, Series 2021-1A Class A, 1.352% (LIBOR 1 Month + 1.25%) due 7/25/2051	1,986,738	1,985,874
	SLM Student Loan Trust,
[d]	Series 2008-2 Class A3, 0.874% (LIBOR 3 Month + 0.75%) due 4/25/2023	748,101	735,427
[d]	Series 2008-5 Class A4, 1.824% (LIBOR 3 Month + 1.70%) due 7/25/2023	994,606	999,148
[d]	Series 2011-2 Class A2, 1.303% (LIBOR 1 Month + 1.20%) due 10/25/2034	4,908,584	4,978,848
[d]	Series 2012-1 Class A3, 1.052% (LIBOR 1 Month + 0.95%) due 9/25/2028	2,030,294	2,008,975
[d]	Series 2013-6 Class A3, 0.753% (LIBOR 1 Month + 0.65%) due 6/25/2055	2,212,754	2,195,775
	SMB Private Education Loan Trust,
[d,e]	Series 2021-A Class A1, 0.61% (LIBOR 1 Month + 0.50%) due 1/15/2053	102,280	102,309
[e]	Series 2021-A Class R, 0.01% due 1/15/2053	2,742	8,785,113
[d,e]	Series 2021-D Class A1B, 0.71% (LIBOR 1 Month + 0.60%) due 3/17/2053	4,091,647	4,067,708
[e]	SoFi Professional Loan Program Trust, Series 2021-B Class R1, due 2/15/2047	90,000	5,411,637
[d,e]	Towd Point Asset Trust, Series 2021-SL1 Class A2, 0.804% (LIBOR 1 Month + 0.70%) due 11/20/2061	4,007,262	4,001,540
			122,326,932
	Total Asset Backed Securities (Cost $930,555,190)		955,832,392
	Corporate Bonds — 46.2%
	Automobiles & Components — 1.5%
	Auto Components — 0.1%
[e]	Real Hero Merger Sub 2, Inc., 6.25% due 2/1/2029	4,616,000	4,620,154
	Automobiles — 1.3%
[d,e,f]	BMW Finance NV, 0.944% (LIBOR 3 Month + 0.79%) due 8/12/2022	4,000,000	4,015,600
[d,e]	BMW US Capital LLC, 0.43% (SOFRINDX + 0.38%) due 8/12/2024	6,539,000	6,542,793
	Daimler Finance North America LLC,
[d,e]	1.056% (LIBOR 3 Month + 0.90%) due 2/15/2022	5,500,000	5,504,675
[e]	2.125% due 3/10/2025	7,500,000	7,638,075
[d,e]	Daimler Trucks Finance North America LLC, 0.80% (SOFR + 0.75%) due 12/13/2024	4,099,000	4,102,812
	Hyundai Capital America,
[e]	0.875% due 6/14/2024	2,950,000	2,903,301
[e]	1.00% due 9/17/2024	5,000,000	4,920,950
[e]	1.65% due 9/17/2026	2,750,000	2,697,063
[e]	1.80% due 10/15/2025 - 1/10/2028	1,933,000	1,908,525
[e]	2.375% due 2/10/2023	6,747,000	6,840,109
[e]	2.75% due 9/27/2026	1,250,000	1,281,075
[e]	3.95% due 2/1/2022	1,202,000	1,204,717
	Hyundai Capital Services, Inc.,
[e,f]	1.25% due 2/8/2026	830,000	807,789
[e,f]	3.75% due 3/5/2023	971,000	1,000,052
	Nissan Motor Acceptance Co. LLC,
[d,e]	0.772% (LIBOR 3 Month + 0.65%) due 7/13/2022	440,000	440,246
[d,e]	0.91% (LIBOR 3 Month + 0.69%) due 9/28/2022	460,000	460,736
	Construction & Engineering — 0.1%
	IHS Holding Ltd.,
[e,f]	5.625% due 11/29/2026	3,000,000	3,031,110
[e,f]	6.25% due 11/29/2028	1,900,000	1,921,242
			61,841,024
	Banks — 0.4%
	Banks — 0.4%
[d]	Capital One NA, 0.964% (LIBOR 3 Month + 0.82%) due 8/8/2022	3,000,000	3,008,550
[d]	Citizens Bank NA/Providence RI, 1.17% (LIBOR 3 Month + 0.95%) due 3/29/2023	4,000,000	4,027,400
[e,f]	Macquarie Bank Ltd., 3.624% due 6/3/2030	2,800,000	2,904,776
[d,e,f]	NBK SPC Ltd., 1.625% (SOFR + 1.05%) due 9/15/2027	3,714,000	3,621,558
	Santander Holdings USA, Inc.,
	3.244% due 10/5/2026	1,815,000	1,903,046
	3.45% due 6/2/2025	1,185,000	1,244,487
			16,709,817
	Capital Goods — 1.9%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Aerospace & Defense — 1.0%
	Boeing Co., 2.196% due 2/4/2026	$ 2,832,000	$ 2,831,547
[e]	BWX Technologies, Inc.,4.125% due 6/30/2028 - 4/15/2029	12,961,000	13,168,806
[e]	Spirit AeroSystems, Inc., 7.50% due 4/15/2025	7,567,000	7,961,695
	Teledyne Technologies, Inc.,
	2.25% due 4/1/2028	4,423,000	4,439,542
	2.75% due 4/1/2031	2,217,000	2,253,203
[e]	TransDigm, Inc., 6.25% due 3/15/2026	9,244,000	9,605,718
	Machinery — 0.7%
[e,f]	ATS Automation Tooling Systems, Inc., 4.125% due 12/15/2028	9,620,000	9,722,549
	Flowserve Corp., 3.50% due 10/1/2030	4,053,000	4,199,151
[e]	Huntington Ingalls Industries, Inc., 2.043% due 8/16/2028	6,445,000	6,313,715
	nVent Finance Sarl,
[f]	2.75% due 11/15/2031	4,097,000	4,078,728
[f]	4.55% due 4/15/2028	3,000,000	3,330,840
	Westinghouse Air Brake Technologies Corp., 4.40% due 3/15/2024	3,854,000	4,085,510
	Trading Companies & Distributors — 0.2%
[e]	IAA, Inc., 5.50% due 6/15/2027	6,654,000	6,902,660
[e]	Ritchie Bros Holdings, Inc., 4.75% due 12/15/2031	645,000	672,980
			79,566,644
	Commercial & Professional Services — 1.1%
	Commercial Services & Supplies — 0.8%
[e]	ACCO Brands Corp., 4.25% due 3/15/2029	9,246,000	9,183,220
[e,f]	Cimpress plc, 7.00% due 6/15/2026	9,141,000	9,552,710
	CoreCivic, Inc., 8.25% due 4/15/2026	6,827,000	7,134,215
[e]	Nielsen Finance LLC/Nielsen Finance Co., 5.875% due 10/1/2030	9,182,000	9,694,723
	Professional Services — 0.3%
	Gartner, Inc.,
[e]	3.625% due 6/15/2029	7,155,000	7,234,993
[e]	4.50% due 7/1/2028	3,749,000	3,915,531
			46,715,392
	Consumer Durables & Apparel — 0.5%
	Household Durables — 0.2%
[e]	CD&R Smokey Buyer, Inc., 6.75% due 7/15/2025	5,658,000	5,937,732
[e,f]	Panasonic Corp., 2.536% due 7/19/2022	2,790,000	2,813,603
	Leisure Products — 0.3%
[e]	Vista Outdoor, Inc., 4.50% due 3/15/2029	12,100,000	12,254,396
			21,005,731
	Consumer Services — 1.3%
	Hotels, Restaurants & Leisure — 1.3%
	Hyatt Hotels Corp.,
	1.80% due 10/1/2024	6,520,000	6,527,824
	5.75% due 4/23/2030	4,475,000	5,347,401
[e]	Nathan’s Famous, Inc., 6.625% due 11/1/2025	10,127,000	10,324,983
[e]	Papa John’s International, Inc., 3.875% due 9/15/2029	12,568,000	12,481,155
[e]	SeaWorld Parks & Entertainment, Inc., 8.75% due 5/1/2025	11,405,000	12,129,332
[e]	TKC Holdings, Inc., 6.875% due 5/15/2028	8,650,000	8,851,458
			55,662,153
	Diversified Financials — 6.7%
	Capital Markets — 2.4%
	Ares Capital Corp., 3.25% due 7/15/2025	564,000	585,094
[e,f]	B3 SA - Brasil Bolsa Balcao, 4.125% due 9/20/2031	6,277,000	6,057,305
	Blackstone Private Credit Fund,
[e]	2.625% due 12/15/2026	4,300,000	4,195,811
[e]	3.25% due 3/15/2027	2,767,000	2,770,403
[d]	Citigroup Global Markets Holdings, Inc., 6.40% due 1/29/2035	4,108,000	3,786,496
	Compass Group Diversified Holdings LLC,
[e]	5.00% due 1/15/2032	800,000	820,672
[e]	5.25% due 4/15/2029	5,610,000	5,900,037
	Hercules Capital, Inc., 2.625% due 9/16/2026	5,218,000	5,176,204

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[a,b,e,h]	JPR Royalty Sub LLC, 14.00% due 9/1/2020	$ 2,000,000	$ 0
	LPL Holdings, Inc.,
[e]	4.00% due 3/15/2029	2,820,000	2,893,123
[e]	4.375% due 5/15/2031	5,085,000	5,202,667
[e]	4.625% due 11/15/2027	1,840,000	1,906,093
	Main Street Capital Corp., 3.00% due 7/14/2026	2,258,000	2,265,022
	Owl Rock Capital Corp., 2.875% due 6/11/2028	9,217,000	9,071,648
[e]	Owl Rock Capital Corp. III, 3.125% due 4/13/2027	7,390,000	7,211,014
[e]	Owl Rock Core Income Corp., 3.125% due 9/23/2026	6,532,000	6,302,270
	Owl Rock Technology Finance Corp.,
	2.50% due 1/15/2027	3,547,000	3,477,479
[e]	3.75% due 6/17/2026	3,540,000	3,645,209
[e]	4.75% due 12/15/2025	6,409,000	6,826,610
	Sixth Street Specialty Lending, Inc.,
	2.50% due 8/1/2026	654,000	649,801
	3.875% due 11/1/2024	6,076,000	6,352,154
	SLR Investment Corp., 4.50% due 1/20/2023	3,875,000	3,939,596
[e]	StoneX Group, Inc., 8.625% due 6/15/2025	9,286,000	9,890,240
	Consumer Finance — 0.4%
[e]	FirstCash, Inc., 5.625% due 1/1/2030	17,215,000	17,557,234
	Diversified Financial Services — 3.7%
	Antares Holdings LP,
[e]	2.75% due 1/15/2027	2,630,000	2,577,111
[e]	3.95% due 7/15/2026	9,451,000	9,722,244
[e]	8.50% due 5/18/2025	2,750,000	3,217,968
	Bank of America Corp.,
[d]	0.593% (BSBY3M + 0.43%) due 5/28/2024	1,707,000	1,707,017
[d]	0.976% (SOFR + 0.69%) due 4/22/2025	9,500,000	9,423,525
[d]	1.734% (SOFR + 0.96%) due 7/22/2027	1,290,000	1,280,261
[d,f]	Barclays plc, 1.535% (LIBOR 3 Month + 1.38%) due 5/16/2024	2,500,000	2,530,675
	BNP Paribas SA,
[d,e,f]	2.159% (SOFR + 1.22%) due 9/15/2029	1,350,000	1,322,460
[e,f]	3.375% due 1/9/2025	5,000,000	5,257,100
	Citigroup Mortgage Loan Trust,
[d]	0.719% (SOFR + 0.67%) due 5/1/2025	3,971,000	3,986,010
[d]	0.82% (SOFR + 0.77%) due 6/9/2027	6,750,000	6,760,462
[d]	1.462% (SOFR + 0.77%) due 6/9/2027	9,250,000	9,081,187
	Deutsche Bank AG,
[f]	0.898% due 5/28/2024	3,667,000	3,635,684
[d,f]	1.406% (LIBOR 3 Month + 1.23%) due 2/27/2023	2,800,000	2,818,676
[d,f]	2.311% (SOFR + 1.22%) due 11/16/2027	4,670,000	4,669,019
[f]	5.00% due 2/14/2022	3,500,000	3,515,890
	Goldman Sachs Group, Inc.,
[d]	0.55% (SOFR + 0.50%) due 9/10/2024	3,687,000	3,679,663
[d]	0.65% (SOFR + 0.50%) due 7/16/2024	5,092,000	4,995,965
[d]	0.67% (SOFR + 0.62%) due 12/6/2023	2,027,000	2,027,142
[d]	0.87% (SOFR + 0.82%) due 9/10/2027	3,687,000	3,677,303
[d]	0.969% (SOFR + 0.92%) due 10/21/2027	2,692,000	2,699,376
	HSBC Holdings plc,
[d,f]	0.63% (SOFR + 0.58%) due 11/22/2024	715,000	714,979
[d,f]	1.589% (SOFR + 1.29%) due 5/24/2027	3,500,000	3,419,745
[d,f]	1.645% (SOFR + 1.54%) due 4/18/2026	3,750,000	3,723,937
[d,f]	2.206% (SOFR + 1.29%) due 8/17/2029	3,500,000	3,433,220
[d,f]	2.251% (SOFR + 1.10%) due 11/22/2027	1,350,000	1,354,280
	JPMorgan Chase & Co.,
[d]	0.65% (SOFR + 0.60%) due 12/10/2025	2,000,000	2,001,140
[d]	0.934% (SOFR + 0.89%) due 4/22/2027	4,200,000	4,233,264
[d]	2.069% (SOFR + 1.02%) due 6/1/2029	1,640,000	1,626,322
[d]	0.63% (SOFR + 0.58%) due 6/23/2025	10,125,000	10,120,646
[d,f]	Mizuho Financial Group, Inc., 0.81% (LIBOR 3 Month + 0.63%) due 5/25/2024	2,946,000	2,958,079
[d]	Morgan Stanley, 0.749% (SOFR + 0.70%) due 1/20/2023	3,500,000	3,500,490
	Natwest Group plc,
[d,f]	1.626% (LIBOR 3 Month + 1.47%) due 5/15/2023	1,398,000	1,403,760
[d,f]	1.642% (H15T1Y + 0.90%) due 6/14/2027	2,000,000	1,969,700

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Societe Generale SA,
[d,e,f]	1.792% (H15T1Y + 1.00%) due 6/9/2027	$ 1,667,000	$ 1,631,043
[e,f]	2.625% due 1/22/2025	3,000,000	3,075,180
[e,f]	3.875% due 3/28/2024	2,000,000	2,105,540
[e,f]	4.25% due 9/14/2023	3,000,000	3,151,530
[d,e,f]	UBS Group AG, 1.494% (H15T1Y + 0.85%) due 8/10/2027	2,679,000	2,614,007
[e]	United Wholesale Mortgage LLC, 5.50% due 11/15/2025	10,301,000	10,518,969
	Western Union Co., 2.85% due 1/10/2025	2,338,000	2,421,771
	Insurance — 0.2%
[e]	Global Atlantic Fin Co., 4.40% due 10/15/2029	7,275,000	7,842,377
			278,886,899
	Energy — 4.2%
	Energy Equipment & Services — 0.2%
[e]	Enviva Partners LP/Enviva Partners Finance Corp., 6.50% due 1/15/2026	6,270,000	6,487,694
[e]	Hanwha Energy USA Holdings Corp., 2.375% due 7/30/2022	1,915,000	1,930,205
	Odebrecht Offshore Drilling Finance Ltd.,
[e,f]	6.72% due 12/1/2022	126,516	124,327
[e,f,i]	7.72% due 12/1/2026 PIK	2,477,054	484,215
[c,e,f]	Odebrecht Oil & Gas Finance Ltd. (Guaranty: Odebrecht Oleo e Gas SA), Zero coupon due 1/31/2022	304,899	1,622
[b,e,f,h]	Schahin II Finance Co. SPV Ltd., 5.875% due 9/25/2023	10,461,182	549,631
	Oil, Gas & Consumable Fuels — 4.0%
	Boardwalk Pipelines LP, 4.80% due 5/3/2029	3,920,000	4,394,634
[e]	Citgo Holding, Inc., 9.25% due 8/1/2024	5,572,000	5,597,798
[e]	CITGO Petroleum Corp., 7.00% due 6/15/2025	1,800,000	1,847,124
[e]	Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15% due 8/15/2026	725,000	788,053
	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75% due 5/15/2025	9,188,000	9,406,582
[d]	Energy Transfer LP, 3.149% (LIBOR 3 Month + 3.02%) due 11/1/2066	1,200,000	961,788
	EQM Midstream Partners LP, Series 5Y, 4.75% due 7/15/2023	1,171,000	1,216,774
	Florida Gas Transmission Co. LLC,
[e]	2.30% due 10/1/2031	3,985,000	3,906,057
[e]	3.875% due 7/15/2022	4,765,000	4,807,123
	Galaxy Pipeline Assets Bidco Ltd.,
[e,f]	1.75% due 9/30/2027	10,080,095	10,099,247
[e,f]	2.16% due 3/31/2034	4,360,000	4,279,689
[e,f]	2.625% due 3/31/2036	6,630,000	6,486,394
[e,f]	Gazprom PJSC via Gaz Finance plc, 3.50% due 7/14/2031	16,000,000	15,476,640
	Gray Oak Pipeline LLC,
[e]	2.00% due 9/15/2023	3,809,000	3,851,508
[e]	3.45% due 10/15/2027	5,130,000	5,363,877
	Gulf South Pipeline Co. LP, 4.00% due 6/15/2022	6,944,000	6,986,358
[e]	Gulfstream Natural Gas System LLC, 4.60% due 9/15/2025	5,000,000	5,448,850
	Lukoil International Finance BV,
[e,f]	4.563% due 4/24/2023	1,050,000	1,085,175
[e,f]	6.656% due 6/7/2022	1,760,000	1,799,653
[e]	Midwest Connector Capital Co. LLC, 4.625% due 4/1/2029	5,487,000	5,915,096
[e]	Par Petroleum LLC/Par Petroleum Finance Corp., 7.75% due 12/15/2025	451,000	456,069
	Parkland Corp.,
[e,f]	4.50% due 10/1/2029	1,825,000	1,828,011
[e,f]	5.875% due 7/15/2027	3,726,000	3,932,458
	Petroleos Mexicanos,
[f]	3.50% due 1/30/2023	2,674,000	2,698,868
[d,f]	3.851% (LIBOR 3 Month + 3.65%) due 3/11/2022	3,997,000	4,001,357
[f]	5.95% due 1/28/2031	2,802,000	2,727,775
	Petroleos Mexicanos (EUR), 3.75% due 2/21/2024	4,466,000	5,218,466
[f]	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States), 6.50% due 1/23/2029	4,118,000	4,270,860
[e,f]	Petrorio Luxembourg Sarl, 6.125% due 6/9/2026	800,000	796,264
	SA Global Sukuk Ltd.,
[e,f]	0.946% due 6/17/2024	4,969,000	4,894,465
[e,f]	1.602% due 6/17/2026	6,076,000	5,985,164
[e,f]	Saudi Arabian Oil Co., 2.75% due 4/16/2022	1,846,000	1,858,110
[e,f]	Sinopec Group Overseas Development 2018 Ltd., 1.45% due 1/8/2026	8,500,000	8,385,930
[e]	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 8.50% due 10/15/2026	848,000	881,420
[c,d]	Summit Midstream Partners LP, Series A, 9.50% (LIBOR 3 Month + 7.43%) due 12/15/2022	2,114,000	1,559,160
	Sunoco LP/Sunoco Finance Corp., 5.875% due 3/15/2028	12,500,000	13,218,750

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Tennessee Gas Pipeline Co. LLC, 7.00% due 3/15/2027	$ 2,251,000	$ 2,794,842
			174,804,083
	Food & Staples Retailing — 0.5%
	Food & Staples Retailing — 0.5%
	7-Eleven, Inc.,
[e]	0.625% due 2/10/2023	1,600,000	1,593,488
[e]	0.80% due 2/10/2024	5,236,000	5,175,891
[e]	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625% due 1/15/2027	9,788,000	10,279,260
[e]	KeHE Distributors LLC/KeHE Finance Corp., 8.625% due 10/15/2026	3,074,000	3,280,173
			20,328,812
	Food, Beverage & Tobacco — 2.1%
	Beverages — 0.6%
[e,f]	Becle SAB de CV, 2.50% due 10/14/2031	9,190,000	9,016,676
[e,f]	Central American Bottling Corp., 5.75% due 1/31/2027	12,093,000	12,469,939
[e,f]	Coca-Cola Icecek A/S, 4.215% due 9/19/2024	3,000,000	3,028,890
	Food Products — 0.8%
[e,f]	Barry Callebaut Services NV, 5.50% due 6/15/2023	13,052,000	13,818,283
[d]	General Mills, Inc., 1.132% (LIBOR 3 Month + 1.01%) due 10/17/2023	2,530,000	2,561,828
	Kraft Heinz Foods Co., 3.875% due 5/15/2027	4,582,000	4,948,972
	Post Holdings, Inc.,
[e]	4.625% due 4/15/2030	8,247,000	8,369,963
[e]	5.625% due 1/15/2028	3,730,000	3,953,949
	Tobacco — 0.7%
	Altria Group, Inc., 2.45% due 2/4/2032	9,890,000	9,388,775
	BAT Capital Corp., 2.726% due 3/25/2031	7,615,000	7,396,297
[e,f]	Imperial Brands Finance plc, 3.50% due 7/26/2026	2,000,000	2,100,080
[e]	Vector Group Ltd., 10.50% due 11/1/2026	11,512,000	11,929,425
			88,983,077
	Health Care Equipment & Services — 1.6%
	Health Care Equipment & Supplies — 0.6%
	Hill-Rom Holdings, Inc.,
[e]	4.375% due 9/15/2027	10,183,000	10,659,564
	6.75% due 12/15/2027	3,725,000	4,827,228
[e]	Hologic, Inc., 3.25% due 2/15/2029	6,462,000	6,491,079
[e,f]	Olympus Corp., 2.143% due 12/8/2026	5,510,000	5,541,627
	Health Care Providers & Services — 0.9%
[e]	Charles River Laboratories International, Inc., 3.75% due 3/15/2029	4,567,000	4,637,560
[e]	Highmark, Inc., 1.45% due 5/10/2026	8,000,000	7,827,920
	Humana, Inc., 0.65% due 8/3/2023	6,500,000	6,469,645
	Tenet Healthcare Corp.,
	4.625% due 7/15/2024	955,000	969,373
[e]	4.875% due 1/1/2026	2,826,000	2,903,263
[e]	5.125% due 11/1/2027	10,798,000	11,257,887
[e]	Universal Health Services, Inc., 2.65% due 10/15/2030	4,646,000	4,612,502
	Health Care Technology — 0.1%
[e]	Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75% due 3/1/2025	3,215,000	3,245,896
			69,443,544
	Household & Personal Products — 1.1%
	Household Products — 1.0%
[e]	Energizer Holdings, Inc., 4.75% due 6/15/2028	8,110,000	8,273,011
[e]	Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00% due 12/31/2026	4,585,000	4,526,175
	Prestige Brands, Inc.,
[e]	3.75% due 4/1/2031	6,386,000	6,183,372
[e]	5.125% due 1/15/2028	3,840,000	3,996,634
[e]	Scotts Miracle-Gro Co., 4.375% due 2/1/2032	6,383,000	6,365,638
	Spectrum Brands, Inc.,
[e]	3.875% due 3/15/2031	5,317,000	5,253,515
[e]	5.50% due 7/15/2030	5,705,000	6,121,750
	Personal Products — 0.1%
[e]	Edgewell Personal Care Co., 5.50% due 6/1/2028	5,518,000	5,859,895

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
			46,579,990
	Insurance — 3.3%
	Insurance — 3.3%
[e,f]	Ascot Group Ltd., 4.25% due 12/15/2030	$ 2,507,000	$ 2,582,060
	Brighthouse Financial Global Funding,
[d,e]	0.809% (SOFR + 0.76%) due 4/12/2024	2,307,000	2,316,920
[e]	1.55% due 5/24/2026	2,089,000	2,061,383
	Brighthouse Financial, Inc., 5.625% due 5/15/2030	3,750,000	4,476,638
[e,f]	DaVinciRe Holdings Ltd., 4.75% due 5/1/2025	4,790,000	4,815,195
[d]	Enstar Finance LLC, 5.75% (H15T5Y + 5.47%) due 9/1/2040	1,672,000	1,730,670
	Enstar Group Ltd.,
[f]	3.10% due 9/1/2031	2,645,000	2,589,349
[f]	4.95% due 6/1/2029	4,726,000	5,280,549
	Equitable Financial Life Global Funding,
[e]	1.00% due 1/9/2026	3,000,000	2,908,860
[e]	1.40% due 8/27/2027	4,620,000	4,494,336
[e]	1.80% due 3/8/2028	4,074,000	4,007,064
	F&G Global Funding,
[e]	1.75% due 6/30/2026	11,945,000	11,877,869
[e]	2.00% due 9/20/2028	6,641,000	6,484,140
	Fairfax Financial Holdings Ltd.,
[f]	3.375% due 3/3/2031	1,520,000	1,565,752
[f]	4.625% due 4/29/2030	4,673,000	5,236,377
[f]	4.85% due 4/17/2028	1,105,000	1,232,837
[e,f]	Fidelis Insurance Holdings Ltd., 4.875% due 6/30/2030	4,409,000	5,140,453
	Fidelity National Financial, Inc., 3.40% due 6/15/2030	3,137,000	3,317,942
	First American Financial Corp., 4.00% due 5/15/2030	1,843,000	2,017,551
	GA Global Funding Trust,
[d,e]	0.55% (SOFR + 0.50%) due 9/13/2024	5,322,000	5,308,482
[e]	1.00% due 4/8/2024	2,825,000	2,800,931
	Infinity Property & Casualty Corp., 5.00% due 9/19/2022	1,826,000	1,871,559
	Mercury General Corp., 4.40% due 3/15/2027	2,438,000	2,689,138
[d,e]	Nationwide Mutual Insurance Co., 2.493% (LIBOR 3 Month + 2.29%) due 12/15/2024	6,178,000	6,172,378
[d,e]	Pacific Life Global Funding II, 0.67% (SOFR + 0.62%) due 6/4/2026	4,533,000	4,557,116
[e]	Protective Life Corp., 3.40% due 1/15/2030	4,902,000	5,199,797
	Reliance Standard Life Global Funding II,
[e]	1.512% due 9/28/2026	4,000,000	3,926,160
[e]	2.75% due 5/7/2025 - 1/21/2027	6,420,000	6,660,523
[e]	3.85% due 9/19/2023	3,000,000	3,135,690
[e]	RGA Global Funding, 2.00% due 11/30/2026	4,124,000	4,139,011
[e]	Sammons Financial Group, Inc., 4.45% due 5/12/2027	2,000,000	2,200,160
[e]	Security Benefit Global Funding, 1.25% due 5/17/2024	2,404,000	2,393,062
	Stewart Information Services Corp., 3.60% due 11/15/2031	12,275,000	12,436,539
			137,626,491
	Materials — 3.4%
	Chemicals — 1.2%
[e,f]	NOVA Chemicals Corp., 5.25% due 6/1/2027	9,300,000	9,918,450
[e,f]	Nufarm Australia Ltd./Nufarm Americas, Inc., 5.75% due 4/30/2026	11,305,000	11,548,510
	OCP SA,
[e,f]	3.75% due 6/23/2031	2,800,000	2,724,596
[e,f]	5.625% due 4/25/2024	4,710,000	5,041,443
	Phosagro OAO Via Phosagro Bond Funding DAC,
[e,f]	3.05% due 1/23/2025	933,000	945,595
[e,f]	3.949% due 4/24/2023	11,250,000	11,478,375
[e,f]	SPCM SA, 3.125% due 3/15/2027	8,405,000	8,306,325
	Containers & Packaging — 1.3%
[e,f]	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance plc, 3.25% due 9/1/2028	7,760,000	7,674,485
	Ball Corp.,
	2.875% due 8/15/2030	7,300,000	7,103,119
	3.125% due 9/15/2031	2,775,000	2,746,473
	Graphic Packaging International LLC,
[e]	3.50% due 3/15/2028 - 3/1/2029	8,150,000	8,193,344
	4.875% due 11/15/2022	7,780,000	7,938,479

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[e]	Matthews International Corp., 5.25% due 12/1/2025	$ 9,548,000	$ 9,791,474
[e]	Sealed Air Corp., 5.125% due 12/1/2024	4,500,000	4,819,365
[e]	Silgan Holdings, Inc., 1.40% due 4/1/2026	6,169,000	6,007,681
	Metals & Mining — 0.9%
[f]	AngloGold Ashanti Holdings plc, 3.375% due 11/1/2028	12,215,000	12,097,492
[e]	Cleveland-Cliffs, Inc., 6.75% due 3/15/2026	6,430,000	6,801,461
[e]	Compass Minerals International, Inc., 6.75% due 12/1/2027	2,144,000	2,272,962
[e,f]	Metalloinvest Finance DAC, 3.375% due 10/22/2028	7,500,000	7,433,625
[e]	Stillwater Mining Co., 4.00% due 11/16/2026	9,328,000	9,143,492
			141,986,746
	Media & Entertainment — 0.7%
	Media — 0.7%
	CCO Holdings LLC/CCO Holdings Capital Corp.,
[e]	4.25% due 2/1/2031	6,548,000	6,617,802
[e]	4.75% due 3/1/2030	8,394,000	8,750,577
[e,f]	Telenet Finance Luxembourg Notes Sarl, 5.50% due 3/1/2028	14,200,000	14,634,662
			30,003,041
	Pharmaceuticals, Biotechnology & Life Sciences — 0.3%
	Biotechnology — 0.2%
	Royalty Pharma plc,
[f]	1.20% due 9/2/2025	4,086,000	4,013,433
[f]	1.75% due 9/2/2027	4,272,000	4,200,657
	Life Sciences Tools & Services — 0.0%
[e]	Avantor Funding, Inc. (EUR), 2.625% due 11/1/2025	2,000,000	2,331,169
	Pharmaceuticals — 0.1%
[a,b,h]	Atlas U.S. Royalty LLC Participation Rights, Zero coupon due 3/15/2027	5,450,000	0
[e]	Bayer US Finance II LLC, 4.25% due 12/15/2025	2,500,000	2,712,500
			13,257,759
	Real Estate — 1.4%
	Equity Real Estate Investment Trusts — 1.2%
	American Tower Corp., 1.45% due 9/15/2026	1,842,000	1,805,805
	Crown Castle International Corp.,
	1.05% due 7/15/2026	2,636,000	2,549,618
	2.10% due 4/1/2031	5,453,000	5,231,772
	Iron Mountain, Inc.,
[e]	5.00% due 7/15/2028	2,880,000	2,972,736
[e]	5.25% due 7/15/2030	8,085,000	8,526,118
	Retail Opportunity Investments Partnership LP (Guaranty: Retail Opportunity Investments Corp.), 5.00% due 12/15/2023	1,500,000	1,583,355
	SBA Tower Trust,
[e]	1.631% due 5/15/2051	13,500,000	13,282,315
[e]	1.84% due 4/15/2027	3,400,000	3,375,448
[e]	3.448% due 3/15/2048	763,000	766,678
	Service Properties Trust,
	4.35% due 10/1/2024	2,295,000	2,248,939
	4.65% due 3/15/2024	900,000	888,606
	4.95% due 2/15/2027	2,850,000	2,763,217
	5.25% due 2/15/2026	700,000	696,038
	Vornado Realty LP,
	2.15% due 6/1/2026	1,151,000	1,153,463
	3.40% due 6/1/2031	957,000	986,179
	Mortgage Real Estate Investment Trusts — 0.1%
	Sun Communities Operating LP, 2.30% due 11/1/2028	5,153,000	5,116,826
	Real Estate Management & Development — 0.1%
[e]	Cushman & Wakefield US Borrower LLC, 6.75% due 5/15/2028	3,584,000	3,856,348
			57,803,461
	Retailing — 0.5%
	Internet & Direct Marketing Retail — 0.4%
[e,f]	B2W Digital Lux Sarl, 4.375% due 12/20/2030	2,000,000	1,799,780
	MercadoLibre, Inc., 2.375% due 1/14/2026	15,315,000	14,812,668
	Specialty Retail — 0.1%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Advance Auto Parts, Inc.,
	1.75% due 10/1/2027	$ 1,792,000	$ 1,749,727
	3.90% due 4/15/2030	2,996,000	3,278,732
			21,640,907
	Semiconductors & Semiconductor Equipment — 1.4%
	Semiconductors & Semiconductor Equipment — 1.4%
[f]	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875% due 1/15/2027	4,975,000	5,394,343
	Broadcom, Inc.,
[e]	3.187% due 11/15/2036	4,861,000	4,876,750
	4.11% due 9/15/2028	2,104,000	2,308,656
	4.25% due 4/15/2026	1,046,000	1,143,581
	Microchip Technology, Inc., 0.972% due 2/15/2024	5,137,000	5,093,284
	Micron Technology, Inc.,
	4.663% due 2/15/2030	1,186,000	1,364,149
	5.327% due 2/6/2029	2,031,000	2,395,788
	Qorvo, Inc.,
[e]	3.375% due 4/1/2031	6,367,000	6,477,977
	4.375% due 10/15/2029	5,128,000	5,476,806
[e,f]	Renesas Electronics Corp., 1.543% due 11/26/2024	6,990,000	6,966,514
	SK Hynix, Inc.,
[e,f]	1.00% due 1/19/2024	2,800,000	2,770,488
[e,f]	1.50% due 1/19/2026	4,400,000	4,310,108
[e,f]	2.375% due 1/19/2031	2,812,000	2,714,114
	Skyworks Solutions, Inc., 1.80% due 6/1/2026	1,160,000	1,149,003
	TSMC Arizona Corp., 1.75% due 10/25/2026	4,950,000	4,952,475
			57,394,036
	Software & Services — 4.5%
	Information Technology Services — 1.5%
	Block Financial LLC, 2.50% due 7/15/2028	3,605,000	3,612,967
	DXC Technology Co., 2.375% due 9/15/2028	11,657,000	11,427,124
[f]	Genpact Luxembourg Sarl, 3.375% due 12/1/2024	4,939,000	5,203,483
[f]	Genpact Luxembourg Sarl/Genpact USA, Inc., 1.75% due 4/10/2026	2,762,000	2,754,653
	Global Payments, Inc.,
	1.50% due 11/15/2024	2,230,000	2,230,669
	2.15% due 1/15/2027	1,394,000	1,400,594
	Kyndryl Holdings, Inc.,
[e]	2.05% due 10/15/2026	3,968,000	3,869,435
[e]	2.70% due 10/15/2028	8,296,000	8,038,575
	Leidos, Inc., 2.30% due 2/15/2031	2,220,000	2,130,911
	Sabre GLBL, Inc.,
[e]	7.375% due 9/1/2025	2,757,000	2,867,308
[e]	9.25% due 4/15/2025	2,267,000	2,561,483
[e]	Science Applications International Corp., 4.875% due 4/1/2028	14,084,000	14,438,213
[e]	Wipro IT Services LLC, 1.50% due 6/23/2026	3,953,000	3,872,794
	Interactive Media & Services — 0.1%
	Baidu, Inc.,
[f]	1.72% due 4/9/2026	2,149,000	2,121,235
[f]	4.375% due 5/14/2024	1,424,000	1,515,520
	Internet Software & Services — 0.7%
[e]	Arches Buyer, Inc., 4.25% due 6/1/2028	6,399,000	6,400,408
[e,f]	Prosus NV, 3.061% due 7/13/2031	17,750,000	17,330,923
[e]	Twitter, Inc., 3.875% due 12/15/2027	4,458,000	4,659,546
	Professional Services — 0.3%
[e]	Korn Ferry, 4.625% due 12/15/2027	11,763,000	12,121,654
	Software — 1.9%
	CDK Global, Inc.,
	4.875% due 6/1/2027	13,685,000	14,229,116
[e]	5.25% due 5/15/2029	460,000	487,517
[e]	Fair Isaac Corp., 4.00% due 6/15/2028	8,587,000	8,823,228
[e]	Infor, Inc., 1.75% due 7/15/2025	2,250,000	2,239,268
[e]	LogMeIn, Inc, 5.50% due 9/1/2027	857,000	866,101

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	MSCI, Inc.,
[e]	3.875% due 2/15/2031	$ 9,973,000	$ 10,410,615
[e]	4.00% due 11/15/2029	1,539,000	1,608,871
[e,f]	Open Text Corp., 3.875% due 2/15/2028	7,761,000	7,910,710
[e]	Open Text Holdings, Inc., 4.125% due 12/1/2031	7,667,000	7,759,157
	Oracle Corp.,
	1.65% due 3/25/2026	4,565,000	4,527,065
	2.30% due 3/25/2028	2,257,000	2,246,979
[e]	PTC, Inc., 3.625% due 2/15/2025	11,847,000	12,025,297
	VMware, Inc.,
	1.00% due 8/15/2024	1,180,000	1,169,474
	4.50% due 5/15/2025	4,040,000	4,404,489
			187,265,382
	Technology Hardware & Equipment — 1.6%
	Communications Equipment — 0.3%
	Motorola Solutions, Inc., 2.30% due 11/15/2030	337,000	327,332
[f]	Telefonaktiebolaget LM Ericsson, 4.125% due 5/15/2022	13,803,000	13,960,768
	Electronic Equipment, Instruments & Components — 0.7%
[f]	Flex Ltd., 4.875% due 5/12/2030	4,671,000	5,325,641
[e,f]	Sensata Technologies BV, 4.875% due 10/15/2023	3,358,000	3,539,231
[e]	TD SYNNEX Corp., 1.75% due 8/9/2026	10,183,000	9,945,736
	Trimble, Inc., 4.75% due 12/1/2024	6,525,000	7,069,968
	Vontier Corp.,
[e]	1.80% due 4/1/2026	1,533,000	1,506,556
[e]	2.40% due 4/1/2028	1,095,000	1,067,099
	Technology Hardware, Storage & Peripherals — 0.6%
	Dell International LLC/EMC Corp., 4.90% due 10/1/2026	5,123,000	5,775,106
	HP, Inc., 3.00% due 6/17/2027	3,237,000	3,406,619
[f]	Lenovo Group Ltd., 5.875% due 4/24/2025	10,993,000	12,122,421
	NetApp, Inc., 2.375% due 6/22/2027	1,331,000	1,365,686
			65,412,163
	Telecommunication Services — 1.8%
	Diversified Telecommunication Services — 0.4%
	Videotron Ltd.,
[e,f]	5.125% due 4/15/2027	7,150,000	7,394,745
[e,f]	5.375% due 6/15/2024	6,000,000	6,433,980
[e,f]	Virgin Media Secured Finance plc, 5.50% due 5/15/2029	1,800,000	1,894,086
	Wireless Telecommunication Services — 1.4%
	America Movil SAB de CV (MXN), 6.45% due 12/5/2022	45,000,000	2,186,452
	Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd.,
[e,f]	8.00% due 12/31/2026	1,111,755	1,083,294
[e,f]	8.75% due 5/25/2024	4,866,916	5,002,054
[e,f]	MTN Mauritius Investment Ltd., 4.755% due 11/11/2024	4,125,000	4,310,749
[e,f]	SK Telecom Co. Ltd., 3.75% due 4/16/2023	3,000,000	3,102,090
	Sprint Communications, Inc., 9.25% due 4/15/2022	20,251,000	20,762,135
	T-Mobile USA, Inc.,
	3.375% due 4/15/2029	5,540,000	5,651,963
[e]	3.375% due 4/15/2029	4,550,000	4,643,230
	5.375% due 4/15/2027	3,690,000	3,842,249
	Vmed O2 UK Financing I plc,
[e,f]	4.25% due 1/31/2031	7,818,000	7,661,562
[e,f]	4.75% due 7/15/2031	1,500,000	1,524,975
			75,493,564
	Transportation — 0.2%
	Airlines — 0.2%
	American Airlines Pass Through Trust,
	Series 2013-2, 4.95% due 7/15/2024	4,368,651	4,418,935
	Series 2016-3 Class B, 3.75% due 4/15/2027	840,406	794,713
[e]	British Airways Pass Through Trust, Series 2020-1 Class A, 4.25% due 5/15/2034	1,075,455	1,139,746
	US Airways Pass Through Trust,
	Series 2010-1A Class PTT, 6.25% due 10/22/2024	644,257	647,774
	Series 2012-1A Class PTT, 5.90% due 4/1/2026	910,942	956,489

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
			7,957,657
	Utilities — 4.2%
	Electric Utilities — 3.1%
	AEP Texas, Inc., Series I, 2.10% due 7/1/2030	$ 4,500,000	$ 4,337,505
[e,f]	AES Andres BV, 5.70% due 5/4/2028	8,167,000	8,312,618
[e]	Alexander Funding Trust, 1.841% due 11/15/2023	14,718,000	14,799,685
[e]	Alliant Energy Finance LLC, 1.40% due 3/15/2026	1,500,000	1,449,855
	Appalachian Power Co., Series AA, 2.70% due 4/1/2031	4,705,000	4,815,191
	Black Hills Corp.,
	1.037% due 8/23/2024	8,226,000	8,144,398
	2.50% due 6/15/2030	1,000,000	993,470
[d]	CenterPoint Energy, Inc., 0.70% (SOFR + 0.65%) due 5/13/2024	2,500,000	2,499,925
	Comision Federal de Electricidad,
[e,f]	3.348% due 2/9/2031	10,720,000	10,514,712
[f]	5.00% due 9/29/2036	869,000	917,290
	Enel Finance International NV,
[e,f]	1.375% due 7/12/2026	2,750,000	2,683,973
[e,f]	1.875% due 7/12/2028	1,250,000	1,219,213
	Entergy Texas, Inc.,
	1.50% due 9/1/2026	5,866,000	5,753,783
	3.45% due 12/1/2027	3,000,000	3,162,720
[e]	Mid-Atlantic Interstate Transmission LLC, 4.10% due 5/15/2028	945,000	1,038,205
[e]	Midland Cogeneration Venture LP, 6.00% due 3/15/2025	481,585	494,684
[e]	Monongahela Power Co., 3.55% due 5/15/2027	3,305,000	3,544,679
	NextEra Energy Capital Holdings, Inc., 0.65% due 3/1/2023	10,000,000	9,979,300
	Pacific Gas and Electric Co.,
	1.367% due 3/10/2023	3,318,000	3,298,357
	1.75% due 6/16/2022	7,888,000	7,882,557
[d]	PPL Electric Utilities Corp., 0.38% (SOFR + 0.33%) due 6/24/2024	3,560,000	3,549,961
	Puget Energy, Inc.,
	2.379% due 6/15/2028	2,980,000	2,935,151
	4.10% due 6/15/2030	1,950,000	2,113,410
	Southern California Edison Co., Series J 0.70% due 8/1/2023	8,857,000	8,815,195
	Southern Co., 3.25% due 7/1/2026	6,725,000	7,126,348
[e]	Toledo Edison Co., 2.65% due 5/1/2028	4,720,000	4,771,590
	Transelec SA,
[e,f]	4.25% due 1/14/2025	400,000	422,876
[e,f]	4.625% due 7/26/2023	2,409,000	2,529,956
	Gas Utilities — 1.1%
[d]	CenterPoint Energy Resources Corp., 0.673% (LIBOR 3 Month + 0.50%) due 3/2/2023	2,196,000	2,192,003
[e,f]	ENN Clean Energy International Investment Ltd., 3.375% due 5/12/2026	9,524,000	9,492,476
[d]	ONE Gas, Inc., 0.811% (LIBOR 3 Month + 0.61%) due 3/11/2023	5,588,000	5,593,979
[e,f]	Rockpoint Gas Storage Canada Ltd., 7.00% due 3/31/2023	16,816,000	16,837,524
[d]	Spire Missouri, Inc., 0.55% (SOFR + 0.50%) due 12/2/2024	12,345,000	12,344,630
			174,567,219
	Total Corporate Bonds (Cost $1,924,746,244)		1,930,935,592
	Convertible Bonds — 0.9%
	Consumer Durables & Apparel — 0.1%
	Leisure Products — 0.1%
[e]	Peloton Interactive, Inc., Zero coupon due 2/15/2026	4,705,000	3,986,170
			3,986,170
	Diversified Financials — 0.3%
	Diversified Financial Services — 0.3%
	EZCORP, Inc.,
	2.375% due 5/1/2025	13,431,000	12,229,597
	2.875% due 7/1/2024	215,000	221,639
			12,451,236
	Media & Entertainment — 0.3%
	Media — 0.3%
	Comcast Holdings Corp. (Guaranty: Comcast Corp.), 2.00% due 10/15/2029	18,000,000	11,337,300

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
			11,337,300
	Real Estate — 0.2%
	Equity Real Estate Investment Trusts — 0.2%
[e]	Radius Global Infrastructure, Inc., 2.50% due 9/15/2026	$ 9,450,000	$ 9,430,344
			9,430,344
	Total Convertible Bonds (Cost $36,315,230)		37,205,050
	Long-Term Municipal Bonds — 0.3%
	California Health Facilities Financing Authority, 7.875% due 2/1/2026	1,610,000	1,618,601
	City of Chicago IL GO, Series B, 7.045% due 1/1/2029	2,225,000	2,599,846
	City of Detroit GO,
	Series B
	1.817% due 4/1/2022	655,000	654,060
	2.017% due 4/1/2023	275,000	273,659
	2.189% due 4/1/2024	275,000	273,347
	2.511% due 4/1/2025	465,000	464,386
	New Jersey Transportation Trust Fund Authority,
	2.551% due 6/15/2023	2,115,000	2,160,553
	2.631% due 6/15/2024	1,565,000	1,612,404
	New York Transportation Development Corp., 4.248% due 9/1/2035	3,195,000	3,497,426
	West Contra Costa USD GO, 2.612% due 8/1/2032	980,000	992,685
	Total Long-Term Municipal Bonds (Cost $13,391,218)		14,146,967
	Other Government — 0.7%
[e,f]	Finance Department Government of Sharjah, 3.625% due 3/10/2033	14,382,000	14,113,776
	Indonesia Treasury Bond (IDR),
	7.50% due 5/15/2038 - 4/15/2040	80,985,000,000	5,933,553
	8.375% due 4/15/2039	44,919,000,000	3,555,952
[e,f]	Oman Government International Bond, 5.625% due 1/17/2028	3,800,000	4,027,468
	Total Other Government (Cost $27,500,578)		27,630,749
	U.S. Treasury Securities — 1.6%
	United States Treasury Notes,
	0.375%, 11/30/2025	8,200,000	7,955,281
	0.625%, 5/15/2030 - 8/15/2030	55,627,000	51,921,680
	United States Treasury Notes Inflationary Index, 0.125%, 1/15/2030	6,985,875	7,754,486
	Total U.S. Treasury Securities (Cost $69,914,532)		67,631,447
	U.S. Government Agencies — 0.2%
[c,d,e]	Farm Credit Bank of Texas, Series 4, 5.70% (H15T5Y + 5.42%), 9/15/2025	6,735,000	7,172,775
	Total U.S. Government Agencies (Cost $6,964,330)		7,172,775
	Mortgage Backed — 12.9%
	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-1 Class A1, 3.805% due 1/25/2049	1,494,419	1,500,254
[d,e]	Series 2019-3 Class A1, 2.962% due 10/25/2048	2,723,730	2,747,849
[d,e]	Series 2021-1R Class A1, 1.175% due 10/25/2048	5,054,350	5,025,140
[d]	Bear Stearns ARM Trust, Whole Loan Securities Trust CMO, Series 2003-6 Class 2B1, 2.396% due 8/25/2033	29,717	29,717
[e]	Bravo Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A1C, 3.50% due 3/25/2058	2,028,197	2,056,727
[d,e]	Bunker Hill Loan Depositary Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class B1, 5.108% due 2/25/2055	3,500,000	3,612,396
[d,e]	Cascade MH Asset Trust, Whole Loan Securities Trust CMO, Series 2021-MH1 Class B3, due 2/25/2046	1,936,119	1,836,612
[e]	CFMT Issuer Trust, Whole Loan Securities Trust CMO, Series 2021-GRN1 Class A, 1.10% due 3/20/2041	1,962,649	1,941,000
	Chase Home Lending Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-1 Class B4, 3.90% due 3/25/2050	743,616	763,225
[d,e]	Series 2019-1 Class B5, 3.90% due 3/25/2050	377,152	367,947
[d,e]	Series 2019-1 Class B6, 3.07% due 3/25/2050	545,981	327,524
[d,e]	Chase Mortgage Finance Corp., Whole Loan Securities Trust CMO, Series 2016-SH2 Class M4, 3.75% due 12/25/2045	3,138,442	3,092,982
	CIM Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 18-INV1 Class A4, 4.00% due 8/25/2048	315,127	320,874
[d,e,g]	Series 2020-J1 Class AIO1, 0.459% due 7/25/2050	20,033,743	150,351
[d,e,g]	Series 2020-J1 Class AIO2, 0.50% due 7/25/2050	17,868,334	165,000

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d,e,g]	Series 2020-J1 Class AIOS, 0.20% due 6/25/2050	$ 23,340,969	$ 97,535
[d,e]	Series 2020-J1 Class B4, 3.459% due 7/25/2050	351,094	341,740
[d,e]	Series 2020-J1 Class B5, 3.459% due 7/25/2050	175,547	167,022
[d,e]	Series 2020-J1 Class B6, 3.459% due 7/25/2050	325,435	204,991
[d,e,g]	Series 2020-J2 Class AX1, 0.269% due 1/25/2051	123,911,665	862,933
[d,e,g]	Series 2020-J2 Class AXS, 0.21% due 1/25/2051	131,121,184	733,767
[d,e]	Series 2020-J2 Class B4, 2.769% due 1/25/2051	491,000	357,700
[d,e]	Series 2020-J2 Class B5, 2.769% due 1/25/2051	164,000	115,258
[d,e]	Series 2020-J2 Class B6, 2.769% due 1/25/2051	654,523	252,054
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d]	Series 2004-HYB2 Class B1, 2.455% due 3/25/2034	29,892	29,892
[d,e]	Series 2014-A Class A, 4.00% due 1/25/2035	534,823	545,085
[d,e]	Series 2019-IMC1 Class B1, 3.97% due 7/25/2049	1,500,000	1,500,805
[d,e]	Series 2020-EXP1 Class B1, 4.467% due 5/25/2060	1,180,900	1,199,599
[d,e]	Series 2020-EXP1 Class B2, 4.467% due 5/25/2060	770,600	715,406
[d,e]	Series 2020-EXP1 Class B3, 4.467% due 5/25/2060	386,242	224,709
[e,g]	Series 2020-EXP1 Class XS, 0.01% due 5/25/2060	32,046,928	24,035
[d,e,g]	Series 2020-EXP2 Class A3IW, 0.885% due 8/25/2050	22,021,809	409,064
[d,e,g]	Series 2020-EXP2 Class A4IW, 0.885% due 8/25/2050	2,382,765	44,261
[d,e]	Series 2020-EXP2 Class B5, 3.385% due 8/25/2050	153,000	135,895
[d,e]	Series 2020-EXP2 Class B6, 3.385% due 8/25/2050	372,000	213,107
[d,e,g]	Series 2021-J1 Class A5IX, 0.112% due 4/25/2051	126,812,047	530,696
[d,e,g]	Series 2021-J1 Class AIOS, 0.23% due 4/25/2051	127,651,959	1,119,686
[d,e]	Series 2021-J1 Class B4, 2.612% due 4/25/2051	375,000	272,711
[d,e]	Series 2021-J1 Class B5, 2.612% due 4/25/2051	616,000	373,310
[d,e]	Series 2021-J1 Class B6, 2.612% due 4/25/2051	454,249	161,897
[d,e,g]	Series 2021-J2 Class A4I2, 0.18% due 7/25/2051	40,882,633	276,804
[d,e,g]	Series 2021-J2 Class A5IX, 0.097% due 7/25/2051	373,405,818	1,268,758
[d,e,g]	Series 2021-J2 Class AIOS, 0.08% due 7/25/2051	392,115,550	1,210,265
[d,e]	Series 2021-J2 Class B4, 2.777% due 7/25/2051	2,281,541	1,672,594
[d,e]	Series 2021-J2 Class B5, 2.777% due 7/25/2051	623,000	397,527
[d,e]	Series 2021-J2 Class B6, 2.777% due 7/25/2051	1,247,350	481,081
[d,e,g]	Series 2021-J3 Class A3I1, 0.50% due 9/25/2051	16,620,224	350,437
[d,e,g]	Series 2021-J3 Class A5I2, 0.25% due 9/25/2051	136,793,194	1,450,569
[d,e,g]	Series 2021-J3 Class AIOS, 0.08% due 9/25/2051	143,505,130	430,515
[d,e]	Series 2021-J3 Class B4, 2.861% due 9/25/2051	1,032,000	779,539
[d,e]	Series 2021-J3 Class B5, 2.861% due 9/25/2051	173,000	108,885
[d,e]	Series 2021-J3 Class B6, 2.861% due 9/25/2051	590,214	226,737
	COMM Mortgage Trust, CMBS, Series 2015-DC1 Class A4, 3.078% due 2/10/2048	4,810,000	4,923,476
	CSMC Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2013-HYB1 Class B3, 2.964% due 4/25/2043	2,251,798	2,250,500
[d,e,g]	Series 2021-AFC1 Class AIOS, 0.25% due 3/25/2056	72,284,598	475,387
[d,e]	Series 2021-AFC1 Class B3, 4.392% due 3/25/2056	146,228	138,001
[d,e,g]	Series 2021-AFC1 Class XS, 3.399% due 3/25/2056	72,284,598	3,879,551
[d,e]	Series 2021-NQM3 Class A1, 1.015% due 4/25/2066	3,875,785	3,814,226
[d,e]	Series 2021-NQM3 Class B2, 4.128% due 4/25/2066	2,650,000	2,589,326
[a,d,e]	Series 2021-NQM8 Class B2, 4.259% due 10/25/2066	3,478,650	3,371,979
[d,e]	Deephaven Residential Mortgage Trust, Whole Loan Securities Trust CMO, Series 2021-1 Class A1, 0.715% due 5/25/2065	1,809,285	1,786,751
	Ellington Financial Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-2 Class A1, 2.739% due 11/25/2059	1,906,040	1,914,616
[d,e]	Series 2021-2 Class A1, 0.931% due 6/25/2066	3,999,805	3,942,126
[d,g]	Federal Home Loan Mtg Corp., Multifamily Structured Pass Through Certificates, CMBS, Series KIR1 Class X, 1.05% due 3/25/2026	34,374,796	1,341,740
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO, Series 2020-2 Class MA, 2.00% due 11/25/2059	4,084,150	4,118,026
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool QN2877, 2.00% due 7/1/2035	7,057,208	7,234,110
	Pool RC1535, 2.00% due 8/1/2035	14,145,074	14,500,140
	Pool RD5063, 2.00% due 7/1/2031	11,025,560	11,322,573
	Pool SB0308, 2.50% due 1/1/2035	13,300,482	13,882,588
	Pool SB0464, 2.50% due 1/1/2036	52,275,194	54,641,691
	Pool ZS7942, 3.00% due 2/1/2033	11,987,271	12,639,116
	Pool ZS8034, 3.00% due 6/1/2033	7,809,329	8,248,704
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO,
[d,e]	Series 2017-SC01 Class M1, 3.657% due 12/25/2046	670,250	675,972
[d,e]	Series 2017-SC02 Class M1, 3.849% due 5/25/2047	227,336	228,388

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Federal National Mtg Assoc., CMO REMIC, Series 1994-37 Class L, 6.50% due 3/25/2024	$ 314	$ 328
	Federal National Mtg Assoc., UMBS Collateral,
	Pool FM7615, 2.00% due 6/1/2036	10,057,765	10,358,456
	Pool FM7616, 2.00% due 6/1/2036	8,567,450	8,807,338
	Pool FM8869, 2.00% due 9/1/2036	15,676,175	16,130,312
	Pool MA4368, 2.00% due 6/1/2031	8,119,033	8,337,756
	Pool MA4441, 1.50% due 10/1/2036	13,699,487	13,753,833
	First Republic Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e,g]	Series 2020-1 Class A2IO, 1.236% due 4/25/2050	153,251,925	3,277,522
[d,e]	Series 2020-1 Class B3, 2.876% due 4/25/2050	1,418,912	1,389,017
[d,e]	Series 2020-1 Class B4, 2.876% due 4/25/2050	1,325,000	1,195,895
[d,e]	Series 2020-1 Class B5, 2.876% due 4/25/2050	470,000	366,607
[d,e]	Series 2020-1 Class B6, 2.876% due 4/25/2050	755,000	455,441
	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2017-1 Class 2A2, 3.00% due 3/25/2047	519,276	527,836
[d,e]	Series 2018-3 Class B4, 4.483% due 5/25/2048	5,503,086	5,614,241
[d,e]	Series 2019-2 Class B3, 4.065% due 12/25/2049	3,731,072	3,842,897
[d,e,g]	Series 2020-2 Class AX1, 0.714% due 8/25/2050	36,081,406	495,784
[d,e,g]	Series 2020-2 Class AX2, 0.50% due 8/25/2050	6,183,386	64,527
[d,e]	Series 2020-2 Class B4, 3.714% due 8/25/2050	213,367	216,467
[d,e]	Series 2020-2 Class B5, 3.714% due 8/25/2050	637,179	645,157
[d,e]	Series 2020-2 Class B6C, 3.57% due 8/25/2050	851,666	577,028
[d,e,g]	Series 2021-13INV Class AX1, 0.196% due 12/30/2051	192,158,949	1,394,824
[d,e,g]	Series 2021-13INV Class AX17, 0.18% due 12/30/2051	15,886,256	114,449
[d,e,g]	Series 2021-13INV Class AX4, 0.50% due 12/30/2051	14,529,723	290,767
[d,e]	Series 2021-13INV Class B4, 3.376% due 12/30/2051	2,667,778	2,471,776
[d,e]	Series 2021-13INV Class B5, 3.376% due 12/30/2051	486,336	417,462
[d,e]	Series 2021-13INV Class B6C, 3.376% due 12/30/2051	4,239,030	2,740,478
[d,e]	FREMF Mortgage Trust, CMBS, Series 2016-KF24 Class B, 5.094% (LIBOR 1 Month + 5.00%) due 10/25/2026	363,162	369,931
	GCAT Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-NQM3 Class A1, 2.686% due 11/25/2059	1,340,542	1,349,736
[d,e]	Series 2021-CM1 Class A, 1.469% due 4/25/2065	6,453,581	6,416,137
[d,e]	Series 2021-CM2 Class A1, 2.352% due 8/25/2066	14,969,810	14,938,456
[d,e]	Series 2021-NQM4 Class A1, 1.093% due 8/25/2066	3,231,981	3,170,795
	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO,
[d,e,g]	Series 2020-INV1 Class A11X, 3.456% due 10/25/2050	1,290,689	65,540
[d,e,g]	Series 2020-INV1 Class A12X, 2.962% due 10/25/2050	15,454,067	672,830
[d,e,g]	Series 2020-INV1 Class AIOS, 0.19% due 10/25/2050	76,401,675	405,204
[d,e,g]	Series 2020-INV1 Class AX1, due 10/25/2050	55,875,951	559
[d,e,g]	Series 2020-INV1 Class AX2, 0.462% due 10/25/2050	2,785,170	20,022
[d,e,g]	Series 2020-INV1 Class AX4, 0.938% due 10/25/2050	2,998,202	45,855
[d,e]	Series 2020-INV1 Class B4, 3.90% due 10/25/2050	1,306,430	1,299,041
[d,e]	Series 2020-INV1 Class B5, 3.90% due 10/25/2050	1,306,430	1,261,665
[d,e]	Series 2020-INV1 Class B6, 3.90% due 10/25/2050	3,007,105	2,232,346
[d,e,g]	Series 2020-INV1 Class BX, 0.40% due 10/25/2050	14,905,934	233,044
[d,e,g]	Series 2020-PJ3 Class A11X, 3.50% due 10/25/2050	3,329,742	223,727
[d,e,g]	Series 2020-PJ3 Class AIOS, 0.20% due 10/25/2050	118,710,463	572,932
[d,e,g]	Series 2020-PJ3 Class AX1, 0.081% due 10/25/2050	98,776,687	59,918
[d,e,g]	Series 2020-PJ3 Class AX2, 0.50% due 10/25/2050	9,213,233	91,090
[d,e,g]	Series 2020-PJ3 Class AX4, 0.35% due 10/25/2050	9,087,603	64,082
[d,e]	Homeward Opportunities Fund I Trust, Whole Loan Securities Trust CMO, Series 2018-2 Class A1, 3.985% due 11/25/2058	3,139,515	3,139,515
	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2021-NQM3 Class B2, 4.185% due 11/25/2056	5,408,000	5,148,332
[d,e]	Series 2021-NQM4 Class A1, 2.091% due 1/25/2057	4,984,476	4,982,939
[d,e]	Series 2021-NQM4 Class B2, 4.10% due 1/25/2057	2,500,000	2,361,033
	JPMorgan Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2015-4 Class B4, 3.574% due 6/25/2045	973,505	991,217
[d,e]	Series 2016-5 Class B4, 2.32% due 12/25/2046	1,630,300	1,553,287
[d,e]	Series 2016-5 Class B5, 2.32% due 12/25/2046	1,235,600	912,309
[d,e]	Series 2017-5 Class B6, 3.063% due 10/26/2048	2,746,442	2,097,933
[d,e]	Series 2019-8 Class B4, 4.203% due 3/25/2050	3,479,499	3,459,325
[d,e,g]	Series 2020-3 Class AX1, 0.169% due 8/25/2050	13,701,717	23,182
[d,e,g]	Series 2020-4 Class A11X, 5.158% (5.25% - LIBOR 1 Month) due 11/25/2050	2,751,712	157,766
[d,e,g]	Series 2020-4 Class A3X, 0.50% due 11/25/2050	12,474,427	84,958
[d,e,g]	Series 2020-4 Class AX1, 0.142% due 11/25/2050	46,076,041	75,583

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d,e,g]	Series 2020-4 Class AX3, 3.50% due 11/25/2050	$ 1,274,731	$ 60,772
[d,e,g]	Series 2020-4 Class AX4, 0.55% due 11/25/2050	2,942,039	22,041
[d,e]	Series 2020-4 Class B4, 3.692% due 11/25/2050	1,347,300	1,360,848
[d,e]	Series 2020-4 Class B5, 3.692% due 11/25/2050	621,309	606,329
[d,e]	Series 2020-4 Class B6, 3.672% due 11/25/2050	1,069,000	993,449
[d,e,g]	Series 2020-7 Class A3X, 0.50% due 1/25/2051	9,876,505	79,562
[d,e,g]	Series 2020-7 Class AX1, 0.154% due 1/25/2051	46,966,400	82,285
[d,e,g]	Series 2020-7 Class AX3, 3.50% due 1/25/2051	3,225,546	183,505
[d,e,g]	Series 2020-7 Class AX4, 0.40% due 1/25/2051	3,017,946	19,390
[d,e]	Series 2020-7 Class B4, 3.554% due 1/25/2051	640,200	632,236
[d,e]	Series 2020-7 Class B5, 3.554% due 1/25/2051	446,583	432,394
[d,e]	Series 2020-7 Class B6, 3.449% due 1/25/2051	588,631	358,061
[d,e]	Series 2020-LTV1 Class B3A, 3.842% due 6/25/2050	2,810,992	2,839,064
[d,e,g]	Series 2021-11 Class A3X, 0.50% due 1/25/2052	12,616,579	241,436
[d,e,g]	Series 2021-11 Class AX1, 0.24% due 1/25/2052	247,879,202	2,098,248
[d,e,g]	Series 2021-11 Class AX4, 0.30% due 1/25/2052	31,062,190	357,945
[d,e]	Series 2021-11 Class B5, 3.04% due 1/25/2052	2,421,224	2,033,559
[d,e]	Series 2021-11 Class B6, 2.983% due 1/25/2052	2,846,883	1,479,545
[d,e]	Series 2021-LTV2 ClassA1, 2.52% due 5/25/2052	16,500,000	16,509,648
[d,e]	JPMorgan Wealth Management, Whole Loan Securities Trust CMO, Series 2021-CL1 Class M1, 1.35% (SOFR30A + 1.30%) due 3/25/2051	5,353,039	5,383,051
	Mello Mortgage Capital Acceptance, Whole Loan Securities Trust CMO,
[d,e,g]	Series 2021-INV2 Class AX1, 0.137% due 8/25/2051	115,179,594	594,430
[d,e,g]	Series 2021-INV2 Class AX4, 0.70% due 8/25/2051	7,891,900	221,730
[d,e]	Series 2021-INV2 Class B5, 3.337% due 8/25/2051	327,878	281,923
[d,e]	Series 2021-INV2 Class B6, 3.388% due 8/25/2051	1,571,282	857,415
[d,e,g]	Series 2021-INV3 Class AX1, 0.184% due 10/25/2051	138,354,893	911,856
[d,e,g]	Series 2021-INV3 Class AX4, 0.55% due 10/25/2051	11,253,954	248,152
[d,e]	Series 2021-INV3 Class B5, 3.234% due 10/25/2051	454,753	387,295
[d,e]	Series 2021-INV3 Class B6, 3.234% due 10/25/2051	1,979,220	1,090,527
[d]	Merrill Lynch Mortgage Investors Trust, Whole Loan Securities Trust CMO, Series 2004-A4 Class M1, 2.636% due 8/25/2034	69,680	70,292
[d,e]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	810,143	829,706
	MFA Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2020-NQM3 Class M1, 2.654% due 1/26/2065	800,000	804,441
[d,e]	Series 2021-INV2 Class A1, 1.906% due 11/25/2056	10,999,199	10,891,652
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2017-3A Class A1, 4.00% due 4/25/2057	1,299,199	1,361,391
[d,e]	Series 2017-4A Class A1, 4.00% due 5/25/2057	1,086,399	1,138,906
[d,e]	Series 2017-5A Class A1, 1.602% (LIBOR 1 Month + 1.50%) due 6/25/2057	681,017	689,171
[d,e]	Series 2017-6A Class A1, 4.00% due 8/27/2057	574,859	601,851
[d,e]	Series 2018-1A Class A1A, 4.00% due 12/25/2057	1,074,505	1,130,770
[d,e]	Series 2020-NQM1 Class B2, 4.525% due 1/26/2060	1,214,000	1,211,168
[d,e,g]	Series 2021-INV1 Class AX1, 0.765% due 6/25/2051	119,512,171	3,455,396
[d,e]	Series 2021-INV1 Class B5, 3.265% due 6/25/2051	1,240,681	1,066,466
[d,e]	Series 2021-INV1 Class B6, 2.926% due 6/25/2051	2,183,598	1,286,908
[d,e]	OBX Trust, Whole Loan Securities Trust CMO, Series 2021-NQM2 Class A1, 1.101% due 5/25/2061	8,509,131	8,417,288
[d,e]	Onslow Bay Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2021-NQM4 Class A1, 1.957% due 10/25/2061	19,881,957	19,805,968
	PRKCM Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2021-AFC1 Class A1, 1.51% due 8/25/2056	5,812,831	5,728,445
[d,e]	Series 2021-AFC1 Class B2, 3.95% due 8/25/2056	2,729,000	2,552,869
[e]	Saluda Grade Alternative Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-FIG1 Class C, 0.01% due 9/25/2050	1,601,029	173,776
	Seasoned Loans Structured Transaction Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class A1C, 2.00% due 9/25/2030	8,491,586	8,528,789
	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2015-4 Class B4, 3.156% due 11/25/2030	1,686,000	1,707,612
[d,e]	Series 2016-3 Class B3, 3.641% due 11/25/2046	3,141,364	3,208,158
[d,e]	Series 2017-7 Class B3, 3.711% due 10/25/2047	1,437,106	1,463,843
[d,e]	Series 2018-7 Class B4, 4.252% due 9/25/2048	1,802,000	1,803,734
	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-3 Class A1, 2.703% due 9/25/2059	469,707	469,707
[d,e,g]	Series 2019-3 Class AIOS, 0.375% due 9/25/2059	23,550,139	75,495
[d,e]	Series 2019-3 Class B2, 5.663% due 9/25/2059	1,978,000	1,927,018
[d,e]	Series 2019-3 Class B3, 5.993% due 9/25/2059	842,000	631,440
[e]	Series 2019-3 Class XS1, 0.01% due 9/25/2059	23,402,845	19,174
[e]	Series 2019-3 Class XS2, 0.01% due 9/25/2059	23,402,845	169,420

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d,e]	Series 2020-2 Class A3, 1.895% due 5/25/2065	$ 1,926,130	$ 1,919,821
[d,e]	Series 2021-2 Class A1, 1.737% due 12/25/2061	7,952,094	7,900,945
[d,e]	Shellpoint Co-Originator Trust, Whole Loan Securities Trust CMO, Series 2016-1 Class B4, 3.602% due 11/25/2046	3,158,019	3,203,957
[d,e]	Spruce Hill Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2020-SH1 Class A1, 2.521% due 1/28/2050	922,864	926,708
[d,e]	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO, Series 2021-5 Class A1, 1.92% due 9/25/2066	21,542,342	21,462,351
	TIAA Bank Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2018-2 Class B3, 3.768% due 7/25/2048	2,658,569	2,693,775
[d,e]	Series 2018-2 Class B4, 3.768% due 7/25/2048	2,040,000	1,950,308
	Verus Securitization Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-3 Class A1, 2.784% due 7/25/2059	1,053,007	1,055,303
[d,e]	Series 2019-3 Class B1, 4.043% due 7/25/2059	300,000	300,744
[d,e]	Series 2019-4 Class B1, 3.86% due 11/25/2059	3,250,000	3,272,447
[d,e]	Series 2019-INV3 Class B2, 4.791% due 11/25/2059	1,385,000	1,387,573
[d,e]	Series 2020-1 Class B1, 3.624% due 1/25/2060	1,500,000	1,510,222
[d,e]	Series 2020-2 Class B1, 5.36% due 5/25/2060	2,225,000	2,253,793
[d,e]	Series 2020-INV1 Class B1, 5.75% due 3/25/2060	875,000	911,547
[d,e]	Series 2020-INV1 Class B2, 6.00% due 3/25/2060	1,416,000	1,446,560
[d,e]	Series 2021-R1 Class B2, 4.199% due 10/25/2063	1,125,000	1,118,928
	Vista Point Securitization Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2020-1 Class B1, 5.375% due 3/25/2065	2,625,000	2,699,895
[d,e]	Series 2020-1 Class B2, 5.375% due 3/25/2065	4,473,000	4,553,401
[d,e]	Series 2020-2 Class A2, 1.986% due 4/25/2065	2,310,330	2,317,132
	Wells Fargo Commercial Mortgage Trust, Series 2016-C34 Class A2, 2.603% due 6/15/2049	4,234,822	4,235,980
	Wells Fargo Mortgage Backed Securities Trust, Whole Loan Securities Trust CMO,
[d,e,g]	Series 2021-INV1 Class AIO2, 0.50% due 8/25/2051	108,039,846	1,906,903
[d,e]	Series 2021-INV1 Class B4, 3.335% due 8/25/2051	1,710,477	1,585,506
[d,e]	Series 2021-INV1 Class B5, 3.335% due 8/25/2051	1,372,568	1,180,536
[d,e]	Series 2021-INV1 Class B6, 3.335% due 8/25/2051	1,067,098	551,459
	WFRBS Commercial Mortgage Trust, CMBS, Series 2012-C7 Class A2, 3.431% due 6/15/2045	921,488	923,655
	Total Mortgage Backed (Cost $545,032,041)		537,966,940
	Loan Participations — 4.1%
	Commercial & Professional Services — 0.1%
	Professional Services — 0.1%
[j]	Par Pacific Holdings, Inc., 6.88% (LIBOR 3 Month + 6.75%) due 1/12/2026	4,240,812	4,209,005
[j]	R.R. Donnelley & Sons Company, 5.104% (LIBOR 1 Month + 5.00%) due 1/15/2024	818,182	813,273
[j]	RGIS Services LLC, 8.50% (LIBOR 2 Month + 7.50%) due 6/25/2025	775,739	791,254
			5,813,532
	Consumer Services — 0.1%
	Hotels, Restaurants & Leisure — 0.1%
[j,k]	TKC Holdings, Inc., 6.50% (LIBOR 3 Month + 5.50%) due 5/15/2028	4,699,438	4,699,438
			4,699,438
	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
[j]	CITGO Holding, Inc., 8.00% (LIBOR 3 Month + 7.00%) due 8/1/2023	4,044,014	3,981,332
			3,981,332
	Food, Beverage & Tobacco — 0.0%
	Food Products — 0.0%
[j]	Post Holdings, Inc., 4.75% (LIBOR 1 Month + 4.00%) due 10/21/2024	1,882,706	1,884,175
			1,884,175
	Health Care Equipment & Services — 0.4%
	Health Care Providers & Services — 0.4%
[j]	Change Healthcare Holdings LLC, 3.50% (LIBOR 1 Month + 2.50%) due 3/1/2024	14,543,434	14,526,854
			14,526,854
	Household & Personal Products — 0.2%
	Household Durables — 0.1%
[j]	Spectrum Brands, Inc., 2.50% (LIBOR 1 Month + 2.00%) due 3/3/2028	3,803,340	3,789,077
	Household Products — 0.1%
[j]	Energizer Holdings, Inc., 2.75% (LIBOR 1 Month + 2.00%) due 12/22/2027	5,587,775	5,565,089

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
			9,354,166
	Media & Entertainment — 0.7%
	Media — 0.7%
[k]	ABG Intermediate Holdings 2 LLC, due 9/27/2024 - 12/21/2028	$ 9,310,000	$ 9,263,450
[j]	CSC Holdings LLC, 2.36% (LIBOR 3 Month + 2.25%) due 7/17/2025	7,190,879	7,074,027
[j]	DirecTV Financing LLC, 5.75% (LIBOR 3 Month + 5.00%) due 8/2/2027	10,166,000	10,168,948
[j]	Nielsen Finance LLC, 2.102% (LIBOR 1 Month + 2.00%) due 10/4/2023	1,688,022	1,686,385
			28,192,810
	Pharmaceuticals, Biotechnology & Life Sciences — 0.1%
	Life Sciences Tools & Services — 0.1%
[j]	Avantor Funding, Inc., 2.50% (LIBOR 1 Month + 2.00%) due 11/21/2024	6,053,623	6,038,489
			6,038,489
	Real Estate — 0.2%
	Equity Real Estate Investment Trusts — 0.2%
[j]	CoreCivic, Inc., 5.50% (LIBOR 1 Month + 4.50%) due 12/18/2024	6,293,986	6,241,557
			6,241,557
	Semiconductors & Semiconductor Equipment — 0.3%
	Information Technology Services — 0.3%
[j]	Xperi Corporation, 3.604% (LIBOR 1 Month + 3.50%) due 6/8/2028	11,719,983	11,687,753
			11,687,753
	Software & Services — 1.0%
	Information Technology Services — 0.2%
[k]	Genpact International, Inc., due 8/9/2023	5,000,000	4,962,500
[j]	Vericast Corp., 8.75% (LIBOR 3 Month + 7.75%) due 6/16/2026	4,028,874	3,646,131
	Internet Software & Services — 0.6%
[j]	Titan Acquisition Co. Ltd., 4.50% (LIBOR 3 Month + 4.00%) due 10/18/2028	7,460,000	7,428,892
[j]	Dun & Bradstreet Corporation, 3.352% (LIBOR 1 Month + 3.25%) due 2/6/2026	18,605,676	18,519,346
	Software — 0.2%
[j]	LogMeIn, Inc., 4.839% (LIBOR 3 Month + 4.75%) due 8/31/2027	7,353,720	7,305,700
			41,862,569
	Technology Hardware & Equipment — 0.1%
	Technology Hardware, Storage & Peripherals — 0.1%
[j]	Western Digital Corporation, 1.467% (LIBOR 3 Month + 1.38%) due 2/27/2023	3,846,682	3,845,066
			3,845,066
	Telecommunication Services — 0.7%
	Diversified Telecommunication Services — 0.7%
[k]	AT&T, Inc., due 3/23/2022	20,000,000	19,975,000
[f,j]	Intelsat Jackson Holdings SA, 8.75% (PRIME + 5.50%) due 1/2/2024	9,800,000	9,773,932
			29,748,932
	Utilities — 0.1%
	Electric Utilities — 0.1%
[j]	Pacific Gas & Electric Company, 2.354% (LIBOR 1 Month + 2.25%) due 10/1/2022	5,200,000	5,141,500
			5,141,500
	Total Loan Participations (Cost $171,918,648)		173,018,173
	Short-Term Investments — 9.3%
	Egypt Treasury Bills (EGP),
	11.175% due 2/1/2022	15,000,000	944,914
	12.133% due 5/10/2022	48,300,000	2,943,810
	12.134% due 6/21/2022	251,203,000	15,112,794
	12.40% due 9/13/2022	37,000,000	2,162,463
[l]	Thornburg Capital Management Fund	36,730,707	367,307,074
	Total Short-Term Investments (Cost $388,530,695)		388,471,055
	Total Investments — 99.7% (Cost $4,141,824,586)		$4,169,028,524

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2021 (Unaudited)

Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
Other Assets Less Liabilities — 0.3%		12,284,107
Net Assets — 100.0%		$4,181,312,631

Outstanding Forward Currency Contracts To Buy Or Sell At December 31, 2021
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	SSB	Sell	6,452,800	3/23/2022	7,358,527	$ 238,051	$ —

Net unrealized appreciation (depreciation)						$238,051

*	Counterparty includes State Street Bank and Trust Company ("SSB").

Footnote Legend
a	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.
b	Non-income producing.
c	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
d	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2021.
e	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2021, the aggregate value of these securities in the Fund’s portfolio was $2,499,248,917, representing 59.77% of the Fund’s net assets.
f	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
g	Interest only.
h	Bond in default.
i	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at December 31, 2021.
j	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at December 31, 2021.
k	This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be effective at the time of settlement and will be based upon the London-Interbank Offered Rate ("LIBOR") plus a premium which was determined at the time of purchase.
l	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ARM	Adjustable Rate Mortgage
BSBY3M	Bloomberg Short Term Bank Yield 3 Month
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
EGP	Denominated in Egyptian Pound
EUR	Denominated in Euro
FCB	Farm Credit Bank
GO	General Obligation
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
H15T5Y	US Treasury Yield Curve Rate T-Note Constant Maturity 5 Year
IDR	Denominated in Indonesian Rupiah
LIBOR	London Interbank Offered Rates
Mtg	Mortgage
MXN	Denominated in Mexican Peso
PIK	Payment-in-kind
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30-Day Average
SOFRINDX	Secured Overnight Financing Rate Index
SPV	Special Purpose Vehicle
UMBS	Uniform Mortgage Backed Securities
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Strategic Income Fund	December 31, 2021 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Strategic Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, “Class R5”, and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
Investments in open-end U.S. mutual funds are valued at net asset value ("NAV") each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2021 (Unaudited)

valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.
Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/21	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/21	Dividend Income
Thornburg Capital Management Fund	$346,532,754	$377,117,017	$(356,342,697)	$-	$-	$367,307,074	$119,384